UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Annual Report March 31, 2008

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

INVESTMENT UPDATE

Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) is designed to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund invests primarily in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Economic growth in the first quarter of 2008 measured 0.6%, according to preliminary Commerce Department data reported in April 2008, following the 0.6% growth rate achieved in the fourth quarter 2007. The housing sector continued to struggle in the first quarter due to market concerns related to subprime mortgages. Although the weaker dollar was having a beneficial effect on export- related industries, tourism, and U.S.-based multinational companies, consumers started to curtail spending as food and energy costs continued to climb, according to the U.S. Commerce Department, and consumer confidence levels fell to 25-year lows, according to University of Michigan data.

On March 16, 2008, the Federal Reserve (the “Fed”) took extraordinary actions to support orderly market functioning after it learned that Bear Stearns faced a liquidity crisis which could have triggered a wider market crisis. In addition to approving a financing arrangement to support JPMorgan Chase’s acquisition of Bear Stearns, the Fed created a new lending facility that expanded the potential collateral it would accept from member banks and extended the new lending facility to securities firms. The Fed also lowered the Discount Rate, the rate at which it will lend to these firms, to 3.25% from 3.50%. Two days later, on March 18, 2008, at a regularly scheduled meeting of the Federal Open Market Committee, the Fed lowered the Federal Funds Rate by 75 basis points to 2.25% from 3.00% and further lowered the Discount Rate to 2.50%. The Federal Funds Rate has been lowered by a total of 300 basis points (3.00%) since September 18, 2007, from 5.25%, and the Discount Rate has been lowered by a total of 375 basis points (3.75%) since August 17, 2007, from 6.25%. Management believes that all of these actions were aimed at providing market liquidity during this period of extreme uncertainty and tight credit conditions that first surfaced in August 2007.

Management Discussion

The Fund currently invests primarily in intermediate- maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility.

The Fund underperformed its benchmark, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged market index of intermediate-maturity municipal obligations – for the year ended March 31, 2008.(1) Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has shaken the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-duration intermediate-maturity bonds. Although the municipal bond market stabilized and Fund performance improved during March 2008, management believes that investors’ flight – from September 2007 through February 2008 – to shorter-intermediate maturity uninsured bonds from longer-intermediate maturity insured bonds resulted in the Fund’s relative underperformance for the period.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 116% as of March 31, 2008, with many individual bonds trading higher than 116%.(2) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of subprime contagion, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2) Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXNAX	ELNAX	EZNAX

Average Annual Total Returns (at net asset value)
One Year	-0.94%	-1.59%	-1.70%
Five Years	3.43	2.66	2.64
Ten Years	3.94	3.17	3.15
Life of Fund†	4.56	4.06	3.38

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.17%	-4.45%	-2.65%
Five Years	2.95	2.66	2.64
Ten Years	3.70	3.17	3.15
Life of Fund†	4.36	4.06	3.38

†Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.88%	1.63%	1.63%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.93%	3.15%	3.15%
Taxable-Equivalent Distribution Rate(3),(4)	6.05	4.85	4.85
SEC 30-day Yield(5)	3.79	3.13	3.13
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.83	4.82	4.82

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.61%
Five Years	2.87
Ten Years	4.04

Portfolio Manager: William H. Ahern, Jr., CFA

* Source: Lipper, Inc. Class B of the Fund commenced operations on 5/22/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 would have been valued at $14,718 ($14,386 at the maximum offering price) and $13,633, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 158, 120 and 76 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Rating Distribution*(1)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/08 is as folows, and the average rating is AA-:

AAA	47.1%
AA	14.1%
A	16.9%
BBB	12.2%
BB	0.1%
B	2.1%
CCC	0.2%
Non-Rated	7.3%

(1) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics(2)

•	Number of Issues:	228
•	Average Maturity:	12.4 years
•	Average Effective Maturity:	9.4 years
•	Average Call Protection:	7.8 years
•	Average Dollar Price:	$102.50

(2) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Morningstar RatingsTM

EATON VANCE NATIONAL LIMITED MATURITY

MUNICIPALS FUND – CLASS A	OVERALL	3-YEAR	5-YEAR	10-YEAR

	***	**	***	***
Load waived	***	***	****	***
MUNI NATIONAL INTERMEDIATE CATEGORY	241 FUNDS	241 FUNDS	217 FUNDS	130 FUNDS

Based on risk-adjusted returns. Eaton Vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar RatingTM metrics.

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating TM based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end sales load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front-end sales load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the Fund’s net asset value. A portion of income may be subject to federal alternative minimum tax. Please see the Fund’s prospectus for more information. Consult your tax/legal advisor before making any tax-related investment decisions.

3

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$987.50	$3.73
Class B	$1,000.00	$984.70	$7.44
Class C	$1,000.00	$983.70	$7.44
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.79
Class B	$1,000.00	$1,017.50	$7.57
Class C	$1,000.00	$1,017.50	$7.57

* Expenses are equal to the Fund's annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares and 1.50% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

4

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.9%
$2,260	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,297,087
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	987,748
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	642,053
2,065	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,085,567
		$6,012,455
Education — 2.2%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,031,480
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	415,057
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	234,227
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,147,930
6,000	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 11/15/23	6,414,540
1,700	University of Illinois, 0.00%, 4/1/15	1,268,047
1,000	University of Illinois, 0.00%, 4/1/16	705,860
		$14,217,141
Electric Utilities — 3.4%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,020,820
3,000	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	3,022,770
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,631,475
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,052,226
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,064,160
6,500	Rapides, LA, Finance Authority Revenue, (Cleco Power LLC), Variable Rate, 5.25% until 3/1/13, 11/1/37	6,490,770
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,294,987

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	$1,000,420
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,598,950
		$22,176,578
Escrowed / Prerefunded — 4.9%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,647,765
125	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	127,191
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	524,315
3,345	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17(1)	3,377,881
320	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	342,019
235	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	239,700
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,220,590
125	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	132,054
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,219,680
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,339,753
465	New York City, NY, Prerefunded to 12/1/11, 5.625%, 12/1/13	513,444
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,197,820
455	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	481,977
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,209,340
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,208,220
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	11,000,700
125	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	129,329
470	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	504,785
		$31,416,563

See notes to financial statements
5

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
General Obligations — 11.7%
$15,000	California, 5.00%, 8/1/19	$15,660,900
9,450	Klein, TX, Independent School District, 3.75%, 8/1/21	8,775,270
10,000	Maryland, 5.00%, 3/15/21	10,644,000
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	10,990,300
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,651,798
10,000	Minnesota, 5.00%, 11/1/22	10,519,600
5,000	New York City, NY, 5.00%, 8/1/19	5,241,950
1,035	New York City, NY, 5.625%, 12/1/13	1,115,078
10,000	Wake County, NC, 5.00%, 2/1/16	11,093,900
		$75,692,796
Health Care-Miscellaneous — 0.3%
$700	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$698,684
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	1,165,776
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	341,038
		$2,205,498
Hospital — 6.6%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$569,283
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,808,050
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,624,425
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,294,825
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,966,789
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47(3)	2,893,225
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,047,820
7,470	Michigan Hospital Finance Authority, (Ascension Health), 5.00%, 11/1/12(4)	7,986,226
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,018,100
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,104,960
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,845,795
2,085	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,988,360

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	$506,195
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,749,100
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,132,980
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	7,228,943
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	968,680
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,040,570
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,034,670
		$42,808,996
Housing — 0.6%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,405,400
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	604,770
650	Sandoval County, NM, Multifamily, 6.00%, 5/1/32(2)	577,902
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	91,589
		$3,679,661
Industrial Development Revenue — 11.4%
$415	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$437,929
2,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.10%, 6/1/18	2,300,782
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,495,545
3,000	De Soto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,813,130
1,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,231,734
1,195	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	972,897
3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	3,404,012
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,977,340
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,632,103
10,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,496,700
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), 6.90%, 12/1/29	1,044,950
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	988,380

See notes to financial statements
6

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	$4,968,101
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,441,472
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,326,528
3,000	New York City, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,026,310
2,750	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,910,600
5,000	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,290,900
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,693,046
6,000	Port Longview, WA, Industrial Development Corp., Solid Waste Disposal, (Weyerhaeuser Co.), (AMT), 6.875%, 10/1/08	6,085,920
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	8,986,560
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,909,806
7,605	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,477,939
		$73,912,684
Insured-Education — 1.2%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,188,883
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,535,838
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	330,250
		$8,054,971
Insured-Electric Utilities — 3.2%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$780,540
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(6)	2,018,280
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00%, 12/1/34	7,924,400
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.25%, 2/1/16	3,248,850
4,800	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19	4,983,168

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities (continued)
$400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	$404,360
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,070,300
		$20,429,898
Insured-Escrowed / Prerefunded — 2.3%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$431,222
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,078,460
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,304,410
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,202,940
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,096,480
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,507,350
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	1,540,910
		$15,161,772
Insured-General Obligations — 7.4%
$2,565	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	$2,806,161
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,309,600
1,000	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/16	1,107,640
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,130,510
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,403,650
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,143,472
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,266,674
650	Los Angeles, CA, Unified School District, (AMBAC), 5.00%, 7/1/17	714,045
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,617,800
10,000	Miami, FL, (MBIA), (Homeland Defense), 5.00%, 1/1/19	10,550,100
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	6,011,501

See notes to financial statements
7

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$2,450	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	$2,531,218
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	714,200
10,000	Washington State, (AMBAC), 0.00%, 12/1/22	4,757,300
		$48,063,871
Insured-Hospital — 1.7%
$1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/11	$1,051,400
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/12	1,060,160
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/13	1,066,760
500	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/14	534,905
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	3,701,750
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,864,241
		$11,279,216
Insured-Lease Revenue / Certificates of Participation — 0.6%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,130,360
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,845,207
		$3,975,567
Insured-Other Revenue — 2.9%
$10,800	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$11,606,436
5,000	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,954,600
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,020,720
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,065,110
		$18,646,866
Insured-Pooled Loans — 2.2%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,275,350
9,650	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	9,006,345
		$14,281,695

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 4.7%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,113,100
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,998,168
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	986,280
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	11,196,700
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,808,226
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,617,450
		$30,719,924
Insured-Transportation — 5.8%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,380,764
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,053,540
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,047,430
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13(6)	2,114,440
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,518,275
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,052,590
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,081,300
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,497,811
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,561,550
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,114,910
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,404,524
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,073,620
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	10,478,400
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,084,500
		$37,463,654
Insured-Water and Sewer — 0.4%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,621,934
		$2,621,934
Lease Revenue / Certificates of Participation — 3.3%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,101,299

See notes to financial statements
8

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation (continued)
$5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,706,685
2,020	Lexington County, SC, One School Facility Corp., 5.00%, 12/1/22	2,043,957
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,802,641
1,855	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,789,964
		$21,444,546
Nursing Home — 0.4%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,383,321
		$2,383,321
Other Revenue — 3.9%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$998,110
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(2)	897,120
4,675	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,374,351
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,255,429
600	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(2)	611,916
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,347,810
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	233,825
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	671,503
5,000	Seminole Tribe of Florida, 5.75%, 10/1/22(2)	4,901,400
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	227,460
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,405,185
1,830	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(2)	1,765,438
370	Willacy County, TX, Local Government Corp. , 6.00%, 9/1/10	368,731
		$25,058,278
Pooled Loans — 0.3%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,315,600
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	829,081
		$2,144,681

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.2%
$745	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$741,826
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/06(7)	1,005,517
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	977,380
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	470,270
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	195,716
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,286,820
1,150	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	1,026,950
700	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	645,421
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	742,500
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	447,090
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	430,822
		$7,970,312
Solid Waste — 1.1%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,021,600
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	2,979,090
		$7,000,690
Special Tax Revenue — 4.6%
$1,030	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,024,335
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	242,050
1,251	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,101,080
275	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	263,442
260	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	260,603
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	979,860
625	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	603,356
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,828,922
685	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	673,362

See notes to financial statements
9

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$3,795	Florida State Department Transportation, 5.00%, 7/1/12	$4,086,152
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	250,470
5	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	4,996
330	Heritage Harbor South, FL, Community Development District, Capital Improvements, 5.25%, 11/1/08	329,020
2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	2,490,950
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	44,967
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,873,488
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,051,210
1,130	New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13	1,033,521
890	North Springs, FL, Improvements District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	781,847
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	370,313
1,450	Poinciana, FL, West Community Development District, 5.875%, 5/1/22	1,311,917
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,330,056
375	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	372,450
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,183,964
245	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	248,408
		$29,740,739
Transportation — 4.5%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$1,034,641
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	3,026,849
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,663,275
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,801,100
5,000	Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	5,320,450
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,374,850
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,069,180
		$29,290,345

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 4.4%
$9,085	Fairfax County, VA, Water Authority, 5.00%, 4/1/18	$9,887,751
11,980	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	12,973,262
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,733,200
		$28,594,213
Total Tax-Exempt Investments (identified cost $639,586,641)		$636,448,865
Short-Term Investments — 0.3%
Principal Amount (000's omitted)	Description	Value
Insured-Education — 0.3%
$2,000	New York Dormitory Authority, (FGIC), Variable Rate, (SPA: Wachovia Bank N.A.), 4.00%, 5/15/29(8)	$2,000,000
Total Short-Term Investments (identified cost $2,000,000)		$2,000,000
Total Investments — 98.4% (identified cost $641,586,641)		$638,448,865
Other Assets, Less Liabilities — 1.6%		$10,105,193
Net Assets — 100.0%		$648,554,058

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

SUNY - State University of New York

XLCA - XL Capital Assurance, Inc.

See notes to financial statements
10

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

At March 31, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New York	12.7%
Florida	11.9%
Others, representing less than 10% individually	73.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 13.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of the securities is $13,442,624 or 2.1% of the Fund's net assets.

(3)  When-issued security.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security is in default and is making only partial interest payments.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  Security is in default with respect to scheduled principal payments.

(8)  Variable rate demand obligation. The stated interest rate represents the rate in effect at March 31, 2008.

See notes to financial statements
11

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of March 31, 2008

Assets
Investments, at value (identified cost, $641,586,641)	$638,448,865
Cash	778,489
Receivable for investments sold	7,248,196
Receivable for Fund shares sold	5,393,817
Interest receivable	9,177,493
Total assets	$661,046,860
Liabilities
Payable for floating rate notes issued	$4,980,000
Payable for when-issued securities	2,886,215
Payable for Fund shares redeemed	2,781,339
Dividends payable	933,497
Payable for daily variation margin on open financial futures contracts	317,738
Payable to affiliate for investment adviser fee	231,848
Payable to affiliate for distribution and service fees	148,929
Interest expense and fees payable	65,007
Accrued expenses	148,229
Total liabilities	$12,492,802
Net Assets	$648,554,058
Sources of Net Assets
Paid-in capital	$669,078,296
Accumulated net realized loss (computed on the basis of identified cost)	(12,757,864)
Accumulated distributions in excess of net investment income	(432,979)
Net unrealized depreciation (computed on the basis of identified cost)	(7,333,395)
Total	$648,554,058
Class A Shares
Net Assets	$541,176,379
Shares Outstanding	54,489,745
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.93
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.93)	$10.16
Class B Shares
Net Assets	$6,511,631
Shares Outstanding	655,229
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.94
Class C Shares
Net Assets	$100,866,048
Shares Outstanding	10,831,306
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.31

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent     deferred sales charge.

Statement of Operations

For the Year Ended
March 31, 2008

Investment Income
Interest	$26,473,993
Total investment income	$26,473,993
Expenses
Investment adviser fee	$2,477,355
Trustees' fees and expenses	22,653
Distribution and service fees Class A	717,170
Class B	74,528
Class C	807,142
Interest expense and fees	271,224
Custodian fee	236,451
Transfer and dividend disbursing agent fees	226,297
Registration fees	157,535
Legal and accounting services	62,437
Printing and postage	35,037
Miscellaneous	42,809
Total expenses	$5,130,638
Deduct — Reduction of custodian fee	$71,516
Total expense reductions	$71,516
Net expenses	$5,059,122
Net investment income	$21,414,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,704,333)
Financial futures contracts	(7,102,094)
Net realized loss	$(8,806,427)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(14,131,332)
Financial futures contracts	(4,663,608)
Net change in unrealized appreciation (depreciation)	$(18,794,940)
Net realized and unrealized loss	$(27,601,367)
Net decrease in net assets from operations	$(6,186,496)

See notes to financial statements
12

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended March 31, 2008	Year Ended March 31, 2007
From operations — Net investment income	$21,414,871	$12,218,504
Net realized gain (loss) from investment transactions and financial futures contracts	(8,806,427)	132,986
Net change in unrealized appreciation (depreciation) of investments and financial futures contracts	(18,794,940)	2,947,179
Net increase (decrease) in net assets from operations	$(6,186,496)	$15,298,669
Distributions to shareholders — From net investment income Class A	$(18,398,082)	$(9,215,354)
Class B	(256,350)	(522,817)
Class C	(2,773,571)	(2,485,942)
Total distributions to shareholders	$(21,428,003)	$(12,224,113)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$420,803,160	$271,099,267
Class B	3,585,732	2,076,410
Class C	55,236,420	25,131,039
Net asset value of shares issued to shareholders in payment of distributions declared Class A	12,533,194	5,156,778
Class B	161,203	325,919
Class C	1,207,554	1,123,843
Cost of shares redeemed Class A	(242,096,051)	(98,725,649)
Class B	(2,477,864)	(4,671,636)
Class C	(32,641,360)	(23,124,512)
Net asset value of shares exchanged Class A	5,802,569	7,137,837
Class B	(5,802,569)	(7,137,837)
Net increase in net assets from Fund share transactions	$216,311,988	$178,391,459
Net increase in net assets	$188,697,489	$181,466,015
Net Assets
At beginning of year	$459,856,569	$278,390,554
At end of year	$648,554,058	$459,856,569
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(432,979)	$(146,496)

See notes to financial statements
13

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.420	$10.290	$10.210	$10.400		$10.250
Income (loss) from operations
Net investment income	$0.392	$0.410	$0.411	$0.422		$0.437
Net realized and unrealized gain (loss)	(0.488)	0.134	0.078	(0.187)		0.138
Total income (loss) from operations	$(0.096)	$0.544	$0.489	$0.235		$0.575
Less distributions
From net investment income	$(0.394)	$(0.414)	$(0.409)	$(0.425)		$(0.425)
Total distributions	$(0.394)	$(0.414)	$(0.409)	$(0.425)		$(0.425)
Net asset value — End of year	$9.930	$10.420	$10.290	$10.210		$10.400
Total Return(2)	(0.94)%	5.38%	4.88%	2.29%		5.70%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$541,176	$367,010	$180,401	$152,111		$130,466
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.71%	0.78%	0.79%	0.80	%†(3)	0.80	%(3)
Interest and fee expense(4)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	0.76%	0.88%	0.79%	0.80	%†(3)	0.80	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.70%	0.76%	0.78%	0.79	%†(3)	0.80	%(3)
Net investment income	3.84%	3.95%	3.99%	4.09%		4.22%
Portfolio Turnover of the Portfolio	—	—	—	14	%(5)	27	%(5)
Portfolio Turnover of the Fund	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
14

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.420	$10.290	$10.220	$10.410		$10.260
Income (loss) from operations
Net investment income	$0.318	$0.340	$0.335	$0.346		$0.360
Net realized and unrealized gain (loss)	(0.482)	0.127	0.068	(0.191)		0.142
Total income (loss) from operations	$(0.164)	$0.467	$0.403	$0.155		$0.502
Less distributions
From net investment income	$(0.316)	$(0.337)	$(0.333)	$(0.345)		$(0.352)
Total distributions	$(0.316)	$(0.337)	$(0.333)	$(0.345)		$(0.352)
Net asset value — End of year	$9.940	$10.420	$10.290	$10.220		$10.410
Total Return(2)	(1.59)%	4.60%	3.99%	1.51%		4.94%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,512	$11,435	$20,610	$27,157		$33,731
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.53%	1.54%	1.55	%†(3)	1.55	%(3)
Interest and fee expense(4)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	1.51%	1.63%	1.54%	1.55	%†(3)	1.55	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.51%	1.53%	1.54	%†(3)	1.55	%(3)
Net investment income	3.11%	3.27%	3.25%	3.36%		3.48%
Portfolio Turnover of the Portfolio	—	—	—	14	%(5)	27	%(5)
Portfolio Turnover of the Fund	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)    Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
15

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.770	$9.640	$9.580	$9.750		$9.610
Income (loss) from operations
Net investment income	$0.297	$0.316	$0.313	$0.324		$0.335
Net realized and unrealized gain (loss)	(0.461)	0.130	0.059	(0.171)		0.133
Total income (loss) from operations	$(0.164)	$0.446	$0.372	$0.153		$0.468
Less distributions
From net investment income	$(0.296)	$(0.315)	$(0.312)	$(0.323)		$(0.328)
Total distributions	$(0.296)	$(0.315)	$(0.312)	$(0.323)		$(0.328)
Net asset value — End of year	$9.310	$9.770	$9.640	$9.580		$9.750
Total Return(2)	(1.70)%	4.68%	3.93%	1.51	%(3)	4.93%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$100,866	$81,411	$77,379	$77,325		$67,073
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.46%	1.53%	1.54%	1.55	%†(4)	1.55	%(4)
Interest and fee expense(5)	0.05%	0.10%	—	—		—
Total expenses before custodian fee reduction	1.51%	1.63%	1.54%	1.55	%†(4)	1.55	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.51%	1.53%	1.54	%†(4)	1.55	%(4)
Net investment income	3.10%	3.24%	3.25%	3.35%		3.45%
Portfolio Turnover of the Portfolio	—	—	—	14	%(6)	27	%(6)
Portfolio Turnover of the Fund	39%	38%	48%	19%		—

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements
16

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of the Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,314,100 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on March 31, 2011 ($1,047,498), March 31, 2012 ($779,785), March 31, 2013 ($1,412,625), March 31, 2015 ($721,882) and March 31, 2016 ($6,352,310).

Additionally, at March 31, 2008, the Fund had net capital losses of $6,928,449 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund's taxable year ending March 31, 2009.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and

17

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. At March 31, 2008, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $4,980,000 and $7,986,226, respectively. The interest rate on the Floating Rate Notes outstanding at March 31, 2008 was 2.16%.

18

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Fund to which the policies apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended March 31, 2008 and March 31, 2007 was as follows:

	Year Ended March 31,
	2008	2007
Distributions declared from:
Tax-exempt income	$21,395,609	$12,187,541
Ordinary income	$32,394	$36,572

During the year ended March 31, 2008, accumulated net realized loss was decreased by $273,351 and accumulated distributions in excess of net investment income was increased by $273,351 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$500,518
Capital loss carryforward and post October losses	$(17,242,549)
Net unrealized depreciation	$(2,848,710)
Other temporary differences	$(933,497)

19

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount, futures contracts, inverse floaters and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the year ended March 31, 2008, the advisory fee amounted to $2,477,355 representing 0.43% of the Fund's average daily net assets. EVM serves as the administrator to the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended March 31, 2008, EVM earned $12,585 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and an affiliate of EVM, received $37,303 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2008 for Class A shares amounted to $717,170. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2008, the Fund paid or accrued to EVD $62,107 and $672,618 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At March 31, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,379,000 and $16,127,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2008 amounted to $12,421 and $134,524 for Class B and Class C shares, respectively.

20

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended March 31, 2008, the Fund was informed that EVD received approximately $170,000, $15,000 and $24,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $409,620,686 and $224,194,187, respectively, for the year ended March 31, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2008	2007
Sales	41,246,963	26,015,182
Issued to shareholders electing to receive payments of distributions in Fund shares	1,228,854	496,020
Redemptions	(23,789,515)	(9,498,191)
Exchange from Class B shares	567,874	685,546
Net increase	19,254,176	17,698,557
	Year Ended March 31,
Class B	2008	2007
Sales	352,741	199,911
Issued to shareholders electing to receive payments of distributions in Fund shares	15,752	31,405
Redemptions	(242,951)	(451,304)
Exchange to Class A shares	(567,495)	(684,977)
Net decrease	(441,953)	(904,965)
	Year Ended March 31,
Class C	2008	2007
Sales	5,790,528	2,576,619
Issued to shareholders electing to receive payments of distributions in Fund shares	126,175	115,419
Redemptions	(3,421,894)	(2,378,414)
Net increase	2,494,809	313,624

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$636,317,575
Gross unrealized appreciation	$9,785,446
Gross unrealized depreciation	(12,634,156)
Net unrealized depreciation	$(2,848,710)

21

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2008.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2008 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/08	439 U.S. Treasury Note	Short	$(50,744,120)	$(52,220,424)	$(1,476,304)
06/08	783 U.S. Treasury Bond	Short	$(90,298,642)	$(93,017,957)	(2,719,315)
					$(4,195,619)

At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities." FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

22

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipals Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipals Fund (the "Fund") (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2008

23

Eaton Vance National Limited Maturity Municipals Fund as of March 31, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Fund designates 99.85% of dividends from net investment income as an exempt-interest dividend.

24

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

25

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance National Limited Maturity Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in particular foreign markets or industries. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part

26

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund, (referred to as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 177 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV which are affiliates of the Trust.	177	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2006-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	177	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	177	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	Chairman (since 2007) and President, Chief Executive Officer and a Director (since 2003) of Asset Management Finance Corp. (a specialty finance company serving the investment management industry). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	177	None

28

Eaton Vance National Limited Maturity Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	177	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	177	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	177	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

John E. Pelletier 6/24/64	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Previously, Chief Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004) of Natixis Global Associates. Officer of 177 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained, without charge, on Eaton Vance's website at www.eatonvance.com, or by calling 1-800-225-6265.

29

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Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-5/08  LNASRC

Annual Report March 31, 2008

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida Plus

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Morningstar RatingsTM	3

Performance Information and Portfolio Composition
California	4
Florida Plus	6
Massachusetts	8
New Jersey	10
New York	12
Ohio	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	22

Federal Tax Information	83

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	84

Management and Organization	87

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Limited Maturity Municipals Funds (the “Funds”) are designed to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds also seek to provide limited principal fluctuation.

Economic and Market Conditions

Economic growth in the first quarter of 2008 measured 0.6%, according to preliminary Commerce Department data reported in April 2008, following the 0.6% growth rate achieved in the fourth quarter 2007. The housing sector continued to struggle in the first quarter due to market concerns related to subprime mortgages. Although the weaker dollar was having a beneficial effect on export- related industries, tourism, and U.S.-based multinational companies, consumers started to curtail spending as food and energy costs continued to climb, according to the U.S. Commerce Department, and consumer confidence levels fell to 25-year lows, according to University of Michigan data.

On March 16, 2008, the Federal Reserve (the “Fed”) took extraordinary actions to support orderly market functioning after it learned that Bear Stearns faced a liquidity crisis which could have triggered a wider market crisis. In addition to approving a financing arrangement to support JPMorgan Chase’s acquisition of Bear Stearns, the Fed created a new lending facility that expanded the potential collateral it would accept from member banks and extended the new lending facility to securities firms. The Fed also lowered the Discount Rate, the rate at which it will lend to these firms, to 3.25% from 3.50%. Two days later, on March 18, 2008, at a regularly scheduled meeting of the Federal Open Market Committee, the Fed lowered the Federal Funds Rate by 75 basis points to 2.25% from 3.00% and further lowered the Discount Rate to 2.50%. The Federal Funds Rate has been lowered by a total of 300 basis points (3.00%) since September 18, 2007, from 5.25%, and the Discount Rate has been lowered by a total of 375 basis points (3.75%) since August 17, 2007, from 6.25%. Management believes that all of these actions were aimed at providing market liquidity during this period of extreme uncertainty and tight credit conditions that first surfaced in August 2007.

Management Discussion

The Funds currently invest primarily in intermediate- maturity municipal bonds, seeking to maintain a weighted average duration of between three and nine years (duration is a measure of interest-rate sensitivity; the shorter a bond’s duration, the less sensitive its price will be to changes in market interest rates). Shorter maturity bonds usually provide somewhat less tax-exempt income than longer ones but also usually exhibit lower price volatility.

The Funds underperformed their benchmark, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged market index of intermediate-maturity municipal obligations – for the year ended March 31, 2008.(1) Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has shaken the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-duration intermediate-maturity bonds. Although the municipal bond market stabilized and Fund performance improved during March 2008, management believes that investors’ flight – from September 2007 through February 2008 – to shorter-intermediate maturity uninsured bonds from longer-intermediate maturity insured bonds resulted in the Funds’ relative underperformance for the period.

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 116% as of March 31, 2008, with many individual bonds trading higher than 116%.(2) Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of subprime contagion, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, management continues to manage all of its municipal funds with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

(1)  It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2)  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

MORNINGSTAR RATINGSTM

As of March 31, 2008

FUND	OVERALL	3-YEAR	5-YEAR	10-YEAR

CALIFORNIA LIMITED MATURITY MUNICIPALS FUND – CLASS A	**	**	**	**
Load waived	***	***	***	**
MUNI CALIFORNIA INTERMEDIATE/SHORT CATEGORY	78 FUNDS	78 FUNDS	67 FUNDS	34 FUNDS

FLORIDA PLUS LIMITED MATURITY MUNICIPALS FUND – CLASS A	**	***	**	**
Load waived	***	***	***	**
MUNI FLORIDA CATEGORY	40 FUNDS	40 FUNDS	40 FUNDS	37 FUNDS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND – CLASS A	**	***	**	**
Load waived	***	***	***	**
MUNI MASSACHUSETTS CATEGORY	77 FUNDS	77 FUNDS	75 FUNDS	62 FUNDS

NEW JERSEY LIMITED MATURITY MUNICIPALS FUND – CLASS A	**	***	**	**
Load waived	***	***	***	**
MUNI NEW JERSEY CATEGORY	66 FUNDS	66 FUNDS	66 FUNDS	53 FUNDS

NEW YORK LIMITED MATURITY MUNICIPALS FUND – CLASS A	***	**	***	***
Load waived	***	***	***	***
MUNI NEWYORK INTERMEDIATE/SHORT CATEGORY	66 FUNDS	66 FUNDS	61 FUNDS	37 FUNDS

OHIO LIMITED MATURITY MUNICIPALS FUND – CLASS A	**	***	**	**
Load waived	***	***	***	**
MUNI OHIO CATEGORY	71 FUNDS	71 FUNDS	69 FUNDS	58 FUNDS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND – CLASS A	***	***	***	**
Load waived	***	***	***	***
MUNI PENNSYLVANIA CATEGORY	85 FUNDS	85 FUNDS	85 FUNDS	78 FUNDS

Based on risk-adjusted returns. Eaton vance offers other mutual funds that are not listed here and that do not have similar performance records.

The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar RatingTM metrics.

©2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares), redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

Load-waived A share star ratings do not include any front-end sales load and are intended for those investors who have access to such purchase terms (e.g., plan participants of a defined contribution plan). Not all A share mutual funds for which Morningstar calculates a load-waived A share star rating may actually waive their front-end sales load. Therefore, Morningstar strongly encourages investors to contact their investment professional to determine whether they are eligible to purchase the A share without paying the front-end sales load. The Morningstar Rating may differ among share classes of a mutual fund as a result of different sales loads and/or expense structure.

As interest rates rise, the value of fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing securities, but will be reflected in the Funds’ net asset values. A portion of income may be subject to federal alternative minimum tax. Please see the Funds’ prospectus for more information. Consult your tax/legal advisor before making any tax-related investment decisions.

For information regarding each Fund’s performance, please refer to pages titled “Performance Information and Portfolio Composition” contained in this report.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXCAX	ELCAX	EZCAX

Average Annual Total Returns (at net asset value)
One Year	0.00%	-0.68%	-0.69%
Five Years	2.68	1.93	N.A.
Ten Years	3.73	2.96	N.A.
Life of Fund†	4.20	3.68	1.84

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.25%	-3.57%	-1.65%
Five Years	2.22	1.93	N.A.
Ten Years	3.49	2.96	N.A.
Life of Fund†	4.00	3.68	1.84

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.93%	1.68%	1.68%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.79%	3.01%	3.01%
Taxable-Equivalent Distribution Rate(3),(4)	6.43	5.11	5.11
SEC 30-day Yield(5)	3.31	2.64	2.65
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.61	4.48	4.50

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper California Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	1.94%
Five Years	2.73
Ten Years	4.13

Portfolio Manager: Cynthia J. Clemson

*Source: Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 and 3/23/05 (commencement of operations), respectively, would have been valued at $14,426 ($14,102 at the maximum offering price) and $10,620, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 43, 39 and 18 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

•	Number of Issues:	67
•	Average Maturity:	11.0 years
•	Average Effective Maturity:	7.5 years
•	Average Rating:	AA
•	Average Call Protection:	6.3 years
•	Average Dollar Price:	$99.73

Eaton Vance Florida Plus Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	eXFLX	eLFLX	eZFLX

Average Annual Total Returns (at net asset value)
One Year	0.05%	-0.71%	-0.63%
Five Years	2.62	1.84	1.85
Ten Years	3.72	2.97	2.96
Life of Fund†	4.07	3.65	3.05

SEC Average Annual Total Returns (including sales charge or applicable CdSC)
One Year	-2.23%	-3.60%	-1.59%
Five Years	2.15	1.84	1.85
Ten Years	3.48	2.97	2.96
Life of Fund†	3.87	3.65	3.05

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.89%	1.64%	1.64%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.99%	3.22%	3.21%
Taxable-Equivalent Distribution Rate(3),(4)	6.14	4.95	4.94
SEC 30-day Yield(5)	2.96	2.28	2.28
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.55	3.51	3.51

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper Florida Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	-0.44%
Five Years	2.10
Ten Years	3.22

Portfolio Manager: Craig R. Brandon, CFA

*Source: Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 would have been valued at $14,413 ($14,088 at the maximum offering price) and $13,390, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Intermediate Municipal Debt Funds Classification contained 3 funds each for the 1-year, 5-year and 10-year time periods. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

•	Number of Issues:	61
•	Average Maturity:	11.1 years
•	Average Effective Maturity:	7.6 years
•	Average Rating:	AA+
•	Average Call Protection:	6.9 years
•	Average Dollar Price:	$102.38

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXMAX	ELMAX	EZMAX

Average Annual Total Returns (at net asset value)
One Year	1.39%	0.52%	0.63%
Five Years	2.70	1.94	1.92
Ten Years	3.70	2.91	2.94
Life of Fund†	4.15	3.64	3.17

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.85%	-2.41%	-0.35%
Five Years	2.24	1.94	1.92
Ten Years	3.46	2.91	2.94
Life of Fund†	3.95	3.64	3.17

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.84%	1.59%	1.59%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.61%	2.85%	2.85%
Taxable-Equivalent Distribution Rate(3),(4)	5.87	4.63	4.63
SEC 30-day Yield(5)	2.81	2.15	2.13
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.57	3.49	3.46

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.54%
Five Years	2.65
Ten Years	3.66

Portfolio Manager: William H. Ahern, Jr., CFA

*Source: Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 would have been valued at $14,382 ($14,058 at the maximum offering price) and $13,363, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 12, 12 and 7 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

•	Number of Issues:	69
•	Average Maturity:	9.7 years
•	Average Effective Maturity:	6.8 years
•	Average Rating:	AA+
•	Average Call Protection:	6.4 years
•	Average Dollar Price:	$104.51

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXNJX	ELNJX	EZNJX

Average Annual Total Returns (at net asset value)
One Year	0.74%	-0.03%	0.08%
Five Years	2.87	2.12	N.A.
Ten Years	3.67	2.90	N.A.
Life of Fund†	4.13	3.63	1.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.57%	-2.93%	-0.89%
Five Years	2.40	2.12	N.A.
Ten Years	3.43	2.90	N.A.
Life of Fund†	3.93	3.63	1.74

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.91%	1.66%	1.63%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.79%	3.02%	3.03%
Taxable-Equivalent Distribution Rate(3),(4)	6.41	5.10	5.12
SEC 30-day Yield(5)	2.80	2.12	2.12
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.73	3.58	3.58

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Other States Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.54%
Five Years	2.67
Ten Years	3.72

Portfolio Manager: Craig R. Brandon, CFA

*Source: Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A on 3/31/98 and Class C on 8/1/06 (commencement of operations) would have been valued at $14,341 ($14,018 at the maximum offering price) and $10,292, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 108, 100 and 73 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

• Number of Issues:	56
• Average Maturity:	10.2 years
• Average Effective Maturity:	8.5 years
• Average Rating:	AA
• Average Call Protection:	7.6 years
• Average Dollar Price:	$104.74

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXNYX	ELNYX	EZNYX

Average Annual Total Returns (at net asset value)
One Year	-0.03%	-0.79%	-0.78%
Five Years	2.64	1.87	1.86
Ten Years	3.82	3.04	3.06
Life of Fund†	4.35	3.82	3.28

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.25%	-3.67%	-1.74%
Five Years	2.18	1.87	1.86
Ten Years	3.58	3.04	3.06
Life of Fund†	4.15	3.82	3.28

†Inception date: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.84%	1.58%	1.58%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.90%	3.14%	3.14%
Taxable-Equivalent Distribution Rate (3),(4)	6.44	5.19	5.19
SEC 30-day Yield(5)	3.17	2.50	2.50
Taxable-Equivalent SEC 30-day Yield(4),(5)	5.24	4.13	4.13

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper New York Intermediate Municipal debt Funds Classification – Average Annual Total returns
One Year	2.58%
Five Years	2.71
Ten Years	4.00

Portfolio Manager: William H. Ahern, Jr., CFA

* Source: Lipper, Inc. Class B of the Fund commenced operations on 5/29/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 would have been valued at $14,551 ($14,223 at the maximum offering price) and $13,520, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07. Includes interest expense of 0.02% relating to the Fund’s liability with respect to floating-rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 33, 30 and 15 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

•	Number of Issues:	92
•	Average Maturity:	10.6 years
•	Average Effective Maturity:	7.5 years
•	Average Rating:	AA
•	Average Call Protection:	6.6 years
•	Average Dollar Price:	$104.73

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXOHX	ELOHX	EZOHX

Average Annual Total Returns (at net asset value)
One Year	0.96%	0.19%	0.08%
Five Years	2.45	1.69	N.A.
Ten Years	3.33	2.58	N.A.
Life of Fund†	3.77	3.19	1.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.28%	-2.73%	-0.89%
Five Years	1.98	1.69	N.A.
Ten Years	3.10	2.58	N.A.
Life of Fund†	3.56	3.19	1.56

†Inception date: Class A: 10/22/96; Class B: 4/16/93; Class C: 8/1/06

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.03%	1.78%	1.78%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.72%	2.94%	2.95%
Taxable-Equivalent Distribution rate(3),(4)	6.12	4.84	4.86
SEC 30-day Yield(5)	2.66	1.98	1.99
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.38	3.52	2.86

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper Ohio Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.73%
Five Years	2.33
Ten Years	3.47

Portfolio Manager: William H. Ahern, Jr., CFA

*Source: Lipper, Inc. Class B of the Fund commenced operations on 4/16/93.

A $10,000 hypothetical investment at net asset value in Class A on 3/31/98 and Class C on 8/1/06 (commencement of operations) would have been valued at $13,881 ($13,569 at the maximum offering price) and $10,262, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 39.26% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Intermediate Municipal Debt Funds Classification contained 18, 15 and 11 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value well fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

• Number of Issues:	51
• Average Maturity:	8.4 years
• Average Effective Maturity:	6.4 years
• Average Rating:	AA
• Average Call Protection:	5.7 years
• Average Dollar Price:	$104.20

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged market index of intermediate-maturity municipal obligations. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers 7-Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance(1)

	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX

Average Annual Total Returns (at net asset value)
One Year	0.64%	-0.11%	-0.08%
Five Years	3.03	2.28	2.27
Ten Years	3.72	2.95	2.96
Life of Fund†	4.30	3.82	3.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.64%	-3.01%	-1.05%
Five Years	2.57	2.28	2.27
Ten Years	3.49	2.95	2.96
Life of Fund†	4.10	3.82	3.26

†Inception date: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	0.88%	1.63%	1.63%

Distribution Rates/Yields

	Class A	Class B	Class C

Distribution Rate(3)	3.92%	3.15%	3.15%
Taxable-Equivalent Distribution Rate(3),(4)	6.22	5.00	5.00
SEC 30-day Yield(5)	2.91	2.24	2.24
Taxable-Equivalent SEC 30-day Yield(4),(5)	4.62	3.56	3.56

Index Performance(6)

Lehman Brothers 7-Year Municipal Bond Index – Average Annual Total Returns
One Year	5.59%
Five Years	3.92
Ten Years	4.99

Lipper Averages(7)

Lipper Pennsylvania Intermediate Municipal Debt Funds Classification – Average Annual Total Returns
One Year	2.33%
Five Years	2.70
Ten Years	3.71

Portfolio Manager: Adam A. Weigold, CFA

*Source: Lipper, Inc. Class B of the Fund commenced operations on 6/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 3/31/98 would have been valued at $14,411 ($14,087 at the maximum offering price) and $13,394, respectively, on 3/31/08. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(1) Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC returns for Class C reflect a 1% CDSC for the first year.

(2) Source: Prospectus dated 8/1/07.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share in the period (annualized) by the net asset value at the end of the period.

(4) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Intermediate Municipal Debt Funds Classification contained 13, 13 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(1)

By total investments

(1)Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

Fund Statistics

• Number of Issues:	55
• Average Maturity:	10.5 years
• Average Effective Maturity:	6.9 years
• Average Rating:	AA
• Average Call Protection:	6.1 years
• Average Dollar Price:	$100.36

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$987.10	$4.42
Class B	$1,000.00	$984.20	$8.14
Class C	$1,000.00	$983.30	$8.03
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.50
Class B	$1,000.00	$1,016.80	$8.27
Class C	$1,000.00	$1,016.90	$8.17

* Expenses are equal to the Fund's annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Florida Plus Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$991.60	$4.73
Class B	$1,000.00	$986.90	$8.44
Class C	$1,000.00	$987.20	$8.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.80
Class B	$1,000.00	$1,016.50	$8.57
Class C	$1,000.00	$1,016.50	$8.57

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$1,003.00	$4.16
Class B	$1,000.00	$999.20	$7.95
Class C	$1,000.00	$999.60	$7.95
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.19
Class B	$1,000.00	$1,017.10	$8.02
Class C	$1,000.00	$1,017.10	$8.02

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares, 1.59% for Class B shares and 1.59% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FUND EXPENSES CONT'D

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$996.90	$4.54
Class B	$1,000.00	$994.10	$8.23
Class C	$1,000.00	$994.10	$8.28
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.60
Class B	$1,000.00	$1,016.80	$8.32
Class C	$1,000.00	$1,016.70	$8.37

* Expenses are equal to the Fund's annualized expense ratio of 0.91% for Class A shares, 1.65% for Class B shares and 1.66% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$992.00	$4.08
Class B	$1,000.00	$988.30	$7.80
Class C	$1,000.00	$987.90	$7.80
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.14
Class B	$1,000.00	$1,017.20	$7.92
Class C	$1,000.00	$1,017.20	$7.92

* Expenses are equal to the Fund's annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FUND EXPENSES CONT'D

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$999.30	$5.10
Class B	$1,000.00	$995.50	$8.83
Class C	$1,000.00	$995.50	$8.83
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.15
Class B	$1,000.00	$1,016.10	$8.92
Class C	$1,000.00	$1,016.10	$8.92

* Expenses are equal to the Fund's annualized expense ratio of 1.02% for Class A shares, 1.77% for Class B shares and 1.77% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$995.60	$4.39
Class B	$1,000.00	$991.90	$8.12
Class C	$1,000.00	$991.70	$8.12
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.45
Class B	$1,000.00	$1,016.90	$8.22
Class C	$1,000.00	$1,016.90	$8.22

* Expenses are equal to the Fund's annualized expense ratio of 0.88% for Class A shares, 1.63% for Class B shares and 1.63% for Class C shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.6%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 3.0%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$274,627
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	566,134
235	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	253,184
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	59,300
		$1,153,245
General Obligations — 3.9%
$400	California, 5.25%, 2/1/14	$428,744
1,000	California, 5.25%, 11/1/16	1,064,530
		$1,493,274
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,148
		$97,148
Hospital — 6.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$522,255
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	1,010,220
200	San Benito Health Care District, 5.375%, 10/1/12	202,014
400	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	406,440
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	312,639
		$2,453,568
Housing — 3.1%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$488,500
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	721,620
		$1,210,120

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$186,608
		$186,608
Insured-Education — 4.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$346,584
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	514,800
1,000	Santa Monica Community College District, (FGIC), 0.00%, 8/1/12	861,610
		$1,722,994
Insured-Electric Utilities — 5.7%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	$1,148,460
500	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	520,360
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	548,845
		$2,217,665
Insured-Escrowed / Prerefunded — 0.6%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$233,816
		$233,816
Insured-General Obligations — 18.7%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$421,072
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	859,410
1,200	Coachella Valley Unified School District, (2005 Election), (FSA), 5.00%, 8/1/27	1,223,232
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	790,268
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	822,426
1,000	Los Angeles Unified School District, (FSA), 5.00%, 7/1/20	1,063,120
750	Oakland Unified School District, Alameda County, (FGIC), 5.00%, 8/1/22	749,948
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	660,960
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	659,499
		$7,249,935

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$420,644
		$420,644
Insured-Lease Revenue / Certificates of Participation — 6.1%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,014,860
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	818,753
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	535,275
		$2,368,888
Insured-Other Revenue — 2.4%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$947,360
		$947,360
Insured-Public Power / Electric Utilities — 2.6%
$1,000	Los Angeles Department of Water and Power, Waterworks Revenue, (AMBAC), 5.00%, 7/1/35	$1,001,260
		$1,001,260
Insured-Special Tax Revenue — 5.7%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$1,083,640
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,114,500
		$2,198,140
Insured-Transportation — 13.0%
$1,500	Port of Oakland, (MBIA), (AMT), 5.00%, 11/1/21	$1,477,710
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	557,275
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	872,940
1,000	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	1,057,100
1,000	San Jose Airport Revenue,(FSA), (AMT), 5.00%, 3/1/11	1,045,660
		$5,010,685

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 3.9%
$1,000	East Bay Municipal Utility District Water System, (MBIA), 5.00%, 6/1/35	$1,001,120
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	511,895
		$1,513,015
Lease Revenue / Certificates of Participation — 2.8%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,086,830
		$1,086,830
Senior Living / Life Care — 2.3%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$252,175
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	654,845
		$907,020
Solid Waste — 0.9%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$351,474
		$351,474
Special Tax Revenue — 6.5%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,260
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	186,425
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,770
100	Eastern Municipal Water District, 4.80%, 9/1/20	93,168
75	Eastern Municipal Water District, 4.85%, 9/1/21	69,787
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	208,502
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	39,492
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	77,778
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	413,158
145	Santa Margarita Water District, 6.10%, 9/1/14	150,875
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	201,132
100	Temecula Valley Unified School District, 4.75%, 9/1/21	92,720
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	204,848
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	256,190
		$2,497,105

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 3.4%
$1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$1,003,270
290	Port Redwood City, (AMT), 5.40%, 6/1/19	293,167
		$1,296,437
Water and Sewer — 1.3%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$504,210
		$504,210
Total Tax-Exempt Investments — 98.6% (identified cost $37,591,260)		$38,121,441
Other Assets, Less Liabilities — 1.4%		$549,665
Net Assets — 100.0%		$38,671,106

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 65.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.9% to 21.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Plus Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.7%
Principal Amount (000's omitted)	Security	Value
Education — 2.7%
$1,000	Indiana University, IN, 5.00%, 8/1/20	$1,065,070
		$1,065,070
Escrowed / Prerefunded — 1.4%
$250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	$265,840
250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	266,830
		$532,670
General Obligations — 5.4%
$1,000	Houston, TX, Independent School District, (PSF), 5.00%, 2/15/20	$1,057,860
1,000	Washington State, 5.00%, 1/1/20	1,065,050
		$2,122,910
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,148
		$97,148
Hospital — 4.7%
$1,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,016,480
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47(1)	288,274
500	West Orange Healthcare District, 5.50%, 2/1/10	518,665
		$1,823,419
Housing — 4.0%
$620	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$584,530
1,000	Louisiana Housing Finance Agency, LA, Single Family, (AMT), 5.05%, 12/1/22	980,850
		$1,565,380
Industrial Development Revenue — 1.3%
$500	Polk County Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$519,490
		$519,490

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 9.2%
$2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,500,760
1,000	Northern Minnesota Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21(1)	1,038,240
1,000	South Carolina Public Service Authority, SC, (FSA), 5.00%, 1/1/20	1,059,510
		$3,598,510
Insured-Escrowed / Prerefunded — 2.1%
$750	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.625%, 8/15/16	$826,957
		$826,957
Insured-General Obligations — 14.2%
$1,000	Du Page County, IL, Community Unit School District No. 200 Wheaton, (FSA), 5.00%, 10/1/20	$1,058,280
1,000	Los Angeles, CA, Unified School District, (FSA), 5.00%, 7/1/20	1,063,120
750	Miami-Dade County, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	802,147
825	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/20	864,055
1,675	Three Rivers, MI, Community Schools, (FSA), 5.00%, 5/1/23(2)	1,739,471
		$5,527,073
Insured-Hospital — 4.2%
$1,000	Saint Petersburg Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	$1,087,480
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	537,935
		$1,625,415
Insured-Housing — 1.7%
$330	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$332,551
315	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	317,495
		$650,046

See notes to financial statements

Eaton Vance Florida Plus Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.6%
$500	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$495,460
500	Saint Johns County Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	513,825
		$1,009,285
Insured-Special Tax Revenue — 11.7%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,779,219
1,000	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	1,080,420
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	326,476
595	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/18	609,952
250	St. Cloud Sales Tax, (FGIC), 5.00%, 9/1/19	254,838
500	Tamarac Sales Tax, (FGIC), 5.00%, 4/1/18	515,795
		$4,566,700
Insured-Transportation — 9.1%
$2,000	Hillsborough County Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18(3)	$2,058,040
1,460	Port Tacoma, WA, (FSA), 5.00%, 12/1/23	1,516,531
		$3,574,571
Insured-Water and Sewer — 8.9%
$750	Hillsborough County Capacity Assessment, (FSA), 5.125%, 3/1/20	$778,080
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,062,630
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,081,210
500	Tallahassee Consolidated Utility System, (FGIC), 5.50%, 10/1/19	558,565
		$3,480,485
Nursing Home — 0.6%
$235	Orange County Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$239,747
		$239,747

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 1.4%
$595	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$532,037
		$532,037
Special Tax Revenue — 10.3%
$475	Arbor Greene Community Development District, 5.00%, 5/1/19	$472,388
325	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	311,340
90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	90,209
175	Dupree Lakes Community Development District, 5.00%, 11/1/10	168,940
230	Dupree Lakes Community Development District, 5.00%, 5/1/12	215,167
130	FishHawk Community Development District II, 5.125%, 11/1/09	127,791
5	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	4,996
65	Heritage Harbor South Community Development District, (Capital Improvements), 5.25%, 11/1/08	64,807
60	Longleaf Community Development District, 6.20%, 5/1/09	59,956
170	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	155,485
150	North Springs Improvement District, (Heron Bay), 5.00%, 5/1/14	131,772
315	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	315,375
1,000	Orlando Capital Improvements, 5.00%, 10/1/18	1,016,520
100	Poinciana West Community Development District, 5.875%, 5/1/22	90,477
100	Sterling Hill Community Development District, (Capital Improvements), 5.10%, 5/1/11	95,004
125	Sterling Hill Community Development District, (Capital Improvements), 5.50%, 11/1/10	124,150
600	Tison's Landing Community Development District, (Capital Improvements), 5.00%, 11/1/11	561,876
5	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	5,017
		$4,011,270

See notes to financial statements

Eaton Vance Florida Plus Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Utilities — 3.0%
$240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	$248,441
500	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	517,865
405	Orlando Utilities Commission Water and Electric, 5.25%, 10/1/20	426,198
		$1,192,504
Total Tax-Exempt Investments — 98.7% (identified cost $38,388,611)		$38,560,687
Other Assets, Less Liabilities — 1.3%		$514,465
Net Assets — 100.0%		$39,075,152

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

At March 31, 2008, the concentration of the Fund's investments in the various states determined as a percentage of net assets, is as follows:

Florida	61.7%

Others, representing less than 10% individually	37.0%

The Fund invests primarily in debt securities issued by Florida and other state municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 21.5% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.2%
Principal Amount (000's omitted)	Security	Value
Education — 15.0%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,068,260
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	404,996
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,385,714
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,113,400
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,033,140
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,136,430
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,859,212
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	852,067
750	Massachusetts Industrial Finance Agency, (St. John's High School, Inc.), 5.70%, 6/1/18	759,367
		$9,612,586
Electric Utilities — 0.8%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$519,850
		$519,850
Escrowed / Prerefunded — 12.9%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,066,840
580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	622,618
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	363,734
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	510,665
465	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	474,300
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	519,265
1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,263,252
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,254,413

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$736,875
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	417,700
		$8,229,662
General Obligations — 8.6%
$500	Burlington, 5.00%, 2/1/15	$551,375
500	Burlington, 5.00%, 2/1/16	553,610
750	Falmouth, 5.25%, 2/1/16	812,992
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,083,660
1,100	Wellesley, 5.00%, 6/1/16	1,225,950
1,150	Wellesley, 5.00%, 6/1/17	1,282,112
		$5,509,699
Health Care-Miscellaneous — 0.7%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$151,165
75	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	74,957
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	99,812
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	97,148
		$423,082
Hospital — 6.2%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$638,814
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	915,421
345	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	345,562
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	257,293
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	797,025
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,058,210
		$4,012,325
Industrial Development Revenue — 2.6%
$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), 6.90%, 12/1/29	$1,044,950

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$634,591
		$1,679,541
Insured-Education — 4.7%
$1,785	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$1,895,545
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13(1)	1,094,390
		$2,989,935
Insured-Electric Utilities — 6.8%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,078,740
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,068,810
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,195,380
		$4,342,930
Insured-Escrowed / Prerefunded — 4.1%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,077,970
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	670,160
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	910,027
		$2,658,157
Insured-General Obligations — 7.3%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,672,664
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	836,784
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,084,610
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,086,260
		$4,680,318
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), 5.375%, 5/15/15	$1,096,700
		$1,096,700

Principal Amount (000's omitted)	Security	Value
Insured-Pooled Loans — 1.6%
$1,100	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$1,026,630
		$1,026,630
Insured-Solid Waste — 3.4%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$1,087,210
1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	1,083,530
		$2,170,740
Insured-Special Tax Revenue — 2.8%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,797,584
		$1,797,584
Insured-Transportation — 5.3%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$503,655
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,288,394
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,075,850
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	557,275
		$3,425,174
Miscellaneous — 1.6%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,047,420
		$1,047,420
Senior Living / Life Care — 2.2%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$602,592
600	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	535,800
300	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	276,609
		$1,415,001
Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,005,400
		$1,005,400

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,116,060
500	Massachusetts Special Obligations, 5.00%, 6/1/14	546,325
		$1,662,385
Transportation — 3.9%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,044,150
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,487,100
		$2,531,250
Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$538,325
		$538,325
Total Tax-Exempt Investments (identified cost $60,609,453)		$62,374,694
Short-Term Investments — 1.6%
Principal Amount (000's omitted)	Description	Value
$1,000	Massachusetts Development Finance Agency, (Wentworth Institute), (AMBAC), (SPA: State Street Bank and Trust Co.) Variable Rate, 6.25%, 10/1/30(2)	$1,000,000
Total Short-Term Investments (identified cost $1,000,000)		$1,000,000
Total Investments — 98.8% (identified cost $61,609,453)		$63,374,694
Other Assets, Less Liabilities — 1.2%		$762,097
Net Assets — 100.0%		$64,136,791

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 39.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 17.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Variable rate demand obligation. The stated interest rate represents the rate in effect at March 31, 2008.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.5%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$427,522
		$427,522
Escrowed / Prerefunded — 12.6%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$406,889
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,753,331
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	324,636
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	637,392
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	804,390
1,420	Puerto Rico Public Improvements, Prerefunded to 7/1/16, 5.00%, 7/1/35	1,575,178
		$5,501,816
General Obligations — 3.6%
$500	Jersey City School District, 6.25%, 10/1/10	$544,470
1,050	Puerto Rico, 0.00%, 7/1/08	1,043,742
		$1,588,212
Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$97,148
		$97,148
Hospital — 7.9%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$986,910
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	539,665
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	431,485
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	463,689

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	$506,975
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	516,580
		$3,445,304
Industrial Development Revenue — 1.6%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$283,755
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	414,540
		$698,295
Insured-Education — 5.5%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	$476,586
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	998,950
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	929,277
		$2,404,813
Insured-Electric Utilities — 1.5%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$663,998
		$663,998
Insured-Escrowed / Prerefunded — 3.4%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12(1)	$1,463,579
		$1,463,579
Insured-General Obligations — 20.5%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$358,552
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	808,012
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	813,967
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,080,730
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,482,188

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	$776,301
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	902,789
875	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/21	906,343
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,791,380
		$8,920,262
Insured-Lease Revenue / Certificates of Participation — 3.9%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,170,640
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	536,845
		$1,707,485
Insured-Transportation — 6.1%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$527,180
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,132,690
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	745,799
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	254,998
		$2,660,667
Insured-Water and Sewer — 11.1%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,176,337
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,068,710
1,270	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,403,744
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	411,071
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	391,969
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	374,058
		$4,825,889
Lease Revenue / Certificates of Participation — 5.3%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,167,815
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,123,380
		$2,291,195

Principal Amount (000's omitted)	Security	Value
Nursing Home — 1.2%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$519,760
		$519,760
Pooled Loans — 2.5%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,094,310
		$1,094,310
Senior Living / Life Care — 2.3%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$300,963
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	290,409
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	396,000
		$987,372
Special Tax Revenue — 3.2%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,017,070
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	183,571
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	193,329
		$1,393,970
Transportation — 4.1%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,074,970
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	712,397
		$1,787,367
Total Tax-Exempt Investments — 97.5% (identified cost $41,296,149)		$42,478,964
Other Assets, Less Liabilities — 2.5%		$1,078,743
Net Assets — 100.0%		$43,557,707

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 53.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 15.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$530,916
		$530,916
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$657,342
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	115,506
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	683,481
		$1,456,329
Electric Utilities — 2.6%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,501,825
		$2,501,825
Escrowed / Prerefunded — 5.7%
$350	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$354,466
85	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/15/08, 4.75%, 11/15/23	86,168
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,095,020
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	75,613
475	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	516,434
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,239,194
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,048,400
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,129,510
		$5,544,805
General Obligations — 4.4%
$1,200	New York City, 5.00%, 3/1/19	$1,250,268
1,000	New York City, 5.00%, 6/1/22	1,021,670
1,000	New York City, Series F, 0.00%, 8/1/08	993,010
1,000	New York City, Series G, 0.00%, 8/1/08	993,010
		$4,257,958

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.9%
$100	Puerto Rico Infrastructure Financing Authority,(Mepsi Campus Project), 5.60%, 10/1/14	$99,812
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	194,296
175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	180,495
400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	380,616
		$855,219
Hospital — 8.5%
$400	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$404,064
250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	251,805
390	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	402,145
595	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	621,668
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,094,600
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,033,910
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	205,546
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	507,180
415	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	395,765
265	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	265,270
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,346,240
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	772,305
		$8,300,498
Housing — 3.3%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$985,050
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	1,968,680
250	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	252,615
		$3,206,345

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.7%
$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), Variable Rate, 5.45%, 12/1/29	$1,052,510
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,574,505
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,323,000
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,009,050
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	244,617
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,256,235
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,064,750
		$7,524,667
Insured-Education — 9.6%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,075,370
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,116,070
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,545,201
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,108,900
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,172,809
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,156,780
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,100,960
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,077,090
		$9,353,180
Insured-Electric Utilities — 5.8%
$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$2,556,300
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	376,340
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,346,138
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,337,875
		$5,616,653

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 6.1%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$507,715
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,261,638
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,043,120
1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	1,340,395
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	470,750
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	280,340
		$5,903,958
Insured-General Obligations — 6.9%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,164,682
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	532,870
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,172,280
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,032,390
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,770,349
		$6,672,571
Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,787,216
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	539,775
		$2,326,991
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,075,390
		$1,075,390
Insured-Special Tax Revenue — 5.9%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,885,140
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(1)	2,251,860

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$1,573,695
		$5,710,695
Insured-Transportation — 6.8%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,117,520
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,109,740
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	1,133,260
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,114,550
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,155,488
		$6,630,558
Lease Revenue / Certificates of Participation — 2.2%
$1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	$1,024,150
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,084,173
		$2,108,323
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$752,093
		$752,093
Senior Living / Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$398,204
		$398,204
Solid Waste — 2.8%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$748,200
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	1,986,060
		$2,734,260
Special Tax Revenue — 7.7%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,218,295
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	539,970

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	$926,419
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	485,707
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,073,680
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,242,010
		$7,486,081
Transportation — 3.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,030,370
1,000	Metropolitan Transportation Authority, 5.00%, 11/15/30	1,064,090
1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,051,480
		$3,145,940
Water and Sewer — 1.6%
$1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,059,610
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	540,950
		$1,600,560
Total Tax-Exempt Investments — 98.4% (identified cost $94,245,416)		$95,694,019
Other Assets, Less Liabilities — 1.6%		$1,567,938
Net Assets — 100.0%		$97,261,957

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 45.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 12.7% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.7%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$95,265
		$95,265
Education — 5.5%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$530,435
500	Ohio State University General Receipts, 5.25%, 12/1/17	542,095
		$1,072,530
Escrowed / Prerefunded — 3.5%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$256,787
250	Parma Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	257,500
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	182,271
		$696,558
General Obligations — 4.8%
$100	Cuyahoga County Sewer Improvement District, 5.45%, 12/1/15	$106,354
500	Hamilton School District, 6.15%, 12/1/15	586,300
250	Ohio, 0.00%, 8/1/08	248,222
		$940,876
Health Care-Miscellaneous — 0.5%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$99,812
		$99,812
Hospital — 6.0%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$561,610
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	534,960
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	88,092
		$1,184,662

Principal Amount (000's omitted)	Security	Value
Housing — 1.2%
$220	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$227,251
		$227,251
Industrial Development Revenue — 7.0%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$510,575
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	91,516
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	515,010
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	264,058
		$1,381,159
Insured-Education — 3.9%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$767,835
		$767,835
Insured-Escrowed / Prerefunded — 5.0%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$317,301
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	660,390
		$977,691
Insured-General Obligations — 23.4%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$213,418
250	Athens City School District, (FSA), 5.45%, 12/1/10	269,372
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	254,850
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	239,435
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	253,123
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	760,060
175	Scioto Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	158,118
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	671,547
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	553,930
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	704,445
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	527,326
		$4,605,624

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 2.8%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$541,550
		$541,550
Insured-Industrial Development Revenue — 2.8%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$543,795
		$543,795
Insured-Lease Revenue / Certificates of Participation — 4.6%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$546,985
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), 5.00%, 5/1/22	350,676
		$897,661
Insured-Other Revenue — 2.8%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$552,705
		$552,705
Insured-Special Tax Revenue — 1.3%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$262,283
		$262,283
Insured-Transportation — 4.3%
$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$836,183
		$836,183
Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$511,385
		$511,385
Lease Revenue / Certificates of Participation — 1.0%
$190	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$193,247
		$193,247
Other Revenue — 3.0%
$325	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$304,099
300	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	284,586
		$588,685

Principal Amount (000's omitted)	Security	Value
Pooled Loans — 6.0%
$240	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$223,949
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	298,540
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	262,368
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	296,729
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	103,090
		$1,184,676
Special Tax Revenue — 1.3%
$250	Mahoning County, (Sales Tax), 5.00%, 12/1/10	$258,233
		$258,233
Water and Sewer — 4.9%
$400	Cincinnati Water System, 4.50%, 12/1/21	$404,300
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	551,330
		$955,630
Total Tax-Exempt Investments — 98.7% (identified cost $18,674,837)		$19,375,296
Other Assets, Less Liabilities — 1.3%		$260,165
Net Assets — 100.0%		$19,635,461

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 54.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 18.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.4%
$435	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$442,138
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	332,916
		$775,054
Education — 4.4%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,381,256
		$2,381,256
Electric Utilities — 1.6%
$500	Delaware County Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	$503,795
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	381,568
		$885,363
Escrowed / Prerefunded — 3.0%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$280,730
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	548,440
760	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	788,204
		$1,617,374
General Obligations — 1.9%
$1,000	Delaware County, 5.00%, 10/1/21	$1,046,950
		$1,046,950
Health Care-Miscellaneous — 0.4%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$194,296
		$194,296
Hospital — 5.7%
$500	Allegheny County, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	$513,885
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	202,588

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	$1,002,740
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	538,870
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	836,096
		$3,094,179
Housing — 2.4%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,271,507
		$1,271,507
Industrial Development Revenue — 3.8%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$673,603
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	628,117
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	758,865
		$2,060,585
Insured-Cogeneration — 2.3%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,260,519
		$1,260,519
Insured-Education — 6.0%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,082,420
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,122,792
		$3,205,212
Insured-Electric Utilities — 3.0%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,591,020
		$1,591,020
Insured-Escrowed / Prerefunded — 20.8%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,081,530
1,000	Ephrata Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	1,084,970

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	$539,925
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,086,000
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,113,370
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,095,620
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,088,250
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,077,350
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,044,600
		$11,211,615
Insured-General Obligations — 21.2%
$1,280	Allegheny County, (FSA), 5.00%, 11/1/27	$1,300,416
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16(1)	727,576
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,287,225
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,399,756
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,229,893
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,060,490
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,241,260
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	875,110
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,279,088
		$11,400,814
Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$548,365
		$548,365
Insured-Other Revenue — 2.8%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), 5.00%, 12/1/22	$1,501,995
		$1,501,995
Insured-Special Tax Revenue — 0.7%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$351,582
		$351,582

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 10.0%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,035,910
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	624,952
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,185,460
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,012,180
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	515,395
		$5,373,897
Insured-Water and Sewer — 4.6%
$250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	$259,598
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,224,580
		$2,484,178
Senior Living / Life Care — 1.5%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$250,622
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	339,707
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	192,246
		$782,575
Transportation — 0.4%
$205	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$206,743
		$206,743
Total Tax-Exempt Investments — 98.9% (identified cost $51,724,997)		$53,245,079
Other Assets, Less Liabilities — 1.1%		$611,829
Net Assets — 100.0%		$53,856,908

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2008, 73.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.8% to 24.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security is in default with respect to scheduled principal payments.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of March 31, 2008

	California Limited Fund	Florida Plus Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments —
Identified cost	$37,591,260	$38,388,611	$61,609,453	$41,296,149
Unrealized appreciation	530,181	172,076	1,765,241	1,182,815
Investments, at value	$38,121,441	$38,560,687	$63,374,694	$42,478,964
Cash	$213,843	$1,100,353	$222,215	$805,969
Receivable for investments sold	—	336,193	—	—
Receivable for Fund shares sold	20,173	40,148	26,411	—
Interest receivable	463,306	553,384	808,827	499,414
Total assets	$38,818,763	$40,590,765	$64,432,147	$43,784,347
Liabilities
Payable for Fund shares redeemed	$6,600	$48,062	$80,025	$65,741
Payable for daily variation margin on open financial futures contracts	18,063	10,625	30,969	17,797
Dividends payable	55,461	56,810	84,578	62,857
Payable for when-issued securities	—	1,316,266	—	—
Payable to affiliate for investment adviser fee	14,345	15,435	23,812	16,074
Payable to affiliate for distribution and service fees	6,170	11,206	17,730	6,178
Accrued expenses	47,018	57,209	58,242	57,993
Total liabilities	$147,657	$1,515,613	$295,356	$226,640
Net Assets	$38,671,106	$39,075,152	$64,136,791	$43,557,707
Sources of Net Assets
Paid-in capital	$39,212,685	$40,034,397	$65,409,311	$43,925,021
Accumulated net realized loss (computed on the basis of identified cost)	(805,554)	(983,323)	(2,602,550)	(1,305,006)
Accumulated undistributed (distributions in excess of) net investment income	1,251	21,830	(23,794)	39,338
Net unrealized appreciation (computed on the basis of identified cost)	262,724	2,248	1,353,824	898,354
Total	$38,671,106	$39,075,152	$64,136,791	$43,557,707
Class A Shares
Net Assets	$36,614,919	$29,296,927	$49,513,872	$42,612,056
Shares Outstanding	3,651,328	2,963,500	4,967,621	4,303,652
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.03	$9.89	$9.97	$9.90
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.26	$10.12	$10.20	$10.13
Class B Shares
Net Assets	$607,306	$1,256,452	$1,627,513	$801,369
Shares Outstanding	60,752	127,046	163,418	80,935
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.00	$9.89	$9.96	$9.90
Class C Shares
Net Assets	$1,448,881	$8,521,773	$12,995,406	$144,282
Shares Outstanding	149,478	912,693	1,361,104	14,560
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.69	$9.34	$9.55	$9.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of March 31, 2008

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments —
Identified cost	$94,160,144	$18,674,837	$51,724,997
Unrealized appreciation	1,533,875	700,459	1,520,082
Investments, at value	$95,694,019	$19,375,296	$53,245,079
Cash	$243,829	$70,190	$101,251
Receivable for investments sold	250,000	10,000	—
Receivable for Fund shares sold	234,443	19,544	48,016
Interest receivable	1,391,703	259,252	667,065
Total assets	$97,813,994	$19,734,282	$54,061,411
Liabilities
Payable for Fund shares redeemed	$211,140	$2,300	$8,579
Payable for daily variation margin on open financial futures contracts	49,797	9,969	23,016
Dividends payable	137,801	29,533	76,413
Payable to affiliate for investment adviser fee	36,378	7,692	20,272
Payable to affiliate for distribution and service fees	28,621	2,759	16,240
Accrued expenses	88,300	46,568	59,983
Total liabilities	$552,037	$98,821	$204,503
Net Assets	$97,261,957	$19,635,461	$53,856,908
Sources of Net Assets
Paid-in capital	$99,681,077	$20,231,840	$54,835,941
Accumulated net realized loss (computed on the basis of identified cost)	(3,300,997)	(1,167,223)	(2,109,738)
Distributions in excess of net investment income	(9,204)	(510)	(62,135)
Net unrealized appreciation (computed on the basis of identified cost)	891,081	571,354	1,192,840
Total	$97,261,957	$19,635,461	$53,856,908
Class A Shares
Net Assets	$71,401,211	$19,393,731	$39,271,809
Shares Outstanding	7,002,268	2,059,069	3,916,502
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.20	$9.42	$10.03
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.43	$9.64	$10.26
Class B Shares
Net Assets	$2,016,988	$110,769	$1,158,535
Shares Outstanding	197,976	11,778	115,535
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.19	$9.41	$10.03
Class C Shares
Net Assets	$23,843,758	$130,961	$13,426,564
Shares Outstanding	2,459,534	13,931	1,412,084
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.69	$9.40	$9.51

On sales of $100,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2008

	California Limited Fund	Florida Plus Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$1,807,236	$1,986,053	$2,860,876	$1,846,555
Total investment income	$1,807,236	$1,986,053	$2,860,876	$1,846,555
Expenses
Investment adviser fee	$173,877	$185,879	$273,953	$175,330
Trustees' fees and expenses	1,847	1,895	7,051	1,876
Distribution and service fees
Class A	57,756	47,151	71,088	57,523
Class B	5,759	15,014	21,983	16,054
Class C	6,997	80,178	122,954	615
Legal and accounting services	44,408	42,371	41,801	42,161
Printing and postage	1,422	5,181	6,852	3,890
Interest expense and fees	—	—	—	8,288
Custodian fee	28,048	41,345	48,508	42,745
Transfer and dividend disbursing agent fees	10,443	18,764	36,337	20,645
Registration fees	6,228	14,655	9,570	3,065
Miscellaneous	14,871	13,680	16,714	13,760
Total expenses	$351,656	$466,113	$656,811	$385,952
Deduct —
Reduction of custodian fee	$11,925	$10,201	$9,478	$9,329
Total expense reductions	$11,925	$10,201	$9,478	$9,329
Net expenses	$339,731	$455,912	$647,333	$376,623
Net investment income	$1,467,505	$1,530,141	$2,213,543	$1,469,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$118,341	$598,473	$7,687	$244,590
Financial futures contracts	(219,716)	(315,626)	(473,555)	(375,804)
Net realized gain (loss)	$(101,375)	$282,847	$(465,868)	$(131,214)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(938,298)	$(1,650,051)	$(596,481)	$(790,118)
Financial futures contracts	(380,907)	(203,271)	(483,285)	(331,134)
Net change in unrealized appreciation (depreciation)	$(1,319,205)	$(1,853,322)	$(1,079,766)	$(1,121,252)
Net realized and unrealized loss	$(1,420,580)	$(1,570,475)	$(1,545,634)	$(1,252,466)
Net increase (decrease) in net assets from operations	$46,925	$(40,334)	$667,909	$217,466

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended March 31, 2008

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$4,479,561	$933,584	$2,496,567
Total investment income	$4,479,561	$933,584	$2,496,567
Expenses
Investment adviser fee	$421,846	$88,265	$234,165
Trustees' fees and expenses	7,229	189	7,177
Distribution and service fees
Class A	106,778	29,754	56,061
Class B	23,732	1,944	19,336
Class C	199,410	270	123,115
Legal and accounting services	46,462	33,782	46,647
Printing and postage	12,830	3,040	6,410
Custodian fee	80,165	27,032	48,441
Interest expense and fees	6,951	—	—
Transfer and dividend disbursing agent fees	48,920	8,799	31,616
Registration fees	7,728	1,126	2,190
Miscellaneous	18,562	12,017	11,829
Total expenses	$980,613	$206,218	$586,987
Deduct —
Reduction of custodian fee	$13,499	$4,218	$15,472
Total expense reductions	$13,499	$4,218	$15,472
Net expenses	$967,114	$202,000	$571,515
Net investment income	$3,512,447	$731,584	$1,925,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(3,279)	$45,845	$107,688
Financial futures contracts	(1,043,527)	(267,970)	(521,338)
Net realized loss	$(1,046,806)	$(222,125)	$(413,650)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(2,041,893)	$(199,876)	$(817,498)
Financial futures contracts	(717,186)	(126,305)	(426,187)
Net change in unrealized appreciation (depreciation)	$(2,759,079)	$(326,181)	$(1,243,685)
Net realized and unrealized loss	$(3,805,885)	$(548,306)	$(1,657,335)
Net increase (decrease) in net assets from operations	$(293,438)	$183,278	$267,717

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2008

Increase (Decrease) in Net Assets	California Limited Fund	Florida Plus Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,467,505	$1,530,141	$2,213,543	$1,469,932
Net realized gain (loss) from investment transactions and financial futures contracts	(101,375)	282,847	(465,868)	(131,214)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,319,205)	(1,853,322)	(1,079,766)	(1,121,252)
Net increase (decrease) in net assets from operations	$46,925	$(40,334)	$667,909	$217,466
Distributions to shareholders —
From net investment income
Class A	$(1,426,343)	$(1,228,918)	$(1,721,662)	$(1,458,404)
Class B	(18,806)	(52,383)	(70,611)	(54,327)
Class C	(22,929)	(280,187)	(393,990)	(2,024)
Total distributions to shareholders	$(1,468,078)	$(1,561,488)	$(2,186,263)	$(1,514,755)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,742,539	$3,761,337	$16,293,882	$11,940,718
Class B	444,388	893,268	183,836	117,531
Class C	1,801,390	1,565,531	1,411,574	143,200
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	600,333	646,118	1,106,021	935,605
Class B	9,381	32,577	43,685	36,344
Class C	8,566	112,680	266,858	1,856
Cost of shares redeemed
Class A	(19,746,067)	(9,025,554)	(13,725,522)	(7,653,821)
Class B	(164,557)	(691,604)	(507,396)	(574,169)
Class C	(872,889)	(2,429,504)	(2,505,608)	—
Net asset value of shares exchanged
Class A	431,354	1,680,610	1,683,508	1,605,600
Class B	(431,354)	(1,680,610)	(1,683,508)	(1,605,600)
Net increase (decrease) in net assets from Fund share transactions	$2,823,084	$(5,135,151)	$2,567,330	$4,947,264
Net increase (decrease) in net assets	$1,401,931	$(6,736,973)	$1,048,976	$3,649,975
Net Assets
At beginning of year	$37,269,175	$45,812,125	$63,087,815	$39,907,732
At end of year	$38,671,106	$39,075,152	$64,136,791	$43,557,707
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,251	$21,830	$(23,794)	$39,338

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2008

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,512,447	$731,584	$1,925,052
Net realized loss from investment transactions and financial futures contracts	(1,046,806)	(222,125)	(413,650)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,759,079)	(326,181)	(1,243,685)
Net increase (decrease) in net assets from operations	$(293,438)	$183,278	$267,717
Distributions to shareholders —
From net investment income
Class A	$(2,705,598)	$(726,581)	$(1,445,100)
Class B	(80,066)	(6,264)	(66,605)
Class C	(676,008)	(873)	(427,188)
Total distributions to shareholders	$(3,461,672)	$(733,718)	$(1,938,893)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,329,482	$4,366,922	$10,024,969
Class B	636,460	36,226	34,597
Class C	6,974,414	174,171	2,925,390
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,004,730	370,938	763,476
Class B	52,062	4,975	41,261
Class C	398,652	724	174,325
Cost of shares redeemed
Class A	(22,068,992)	(4,263,125)	(6,340,021)
Class B	(322,284)	(45,204)	(580,890)
Class C	(4,799,890)	(42,882)	(3,436,892)
Net asset value of shares exchanged
Class A	2,706,622	318,329	1,987,242
Class B	(2,706,622)	(318,329)	(1,987,242)
Net increase in net assets from Fund share transactions	$2,204,634	$602,745	$3,606,215
Net increase (decrease) in net assets	$(1,550,476)	$52,305	$1,935,039
Net Assets
At beginning of year	$98,812,433	$19,583,156	$51,921,869
At end of year	$97,261,957	$19,635,461	$53,856,908
Distributions in excess of net investment income included in net assets
At end of year	$(9,204)	$(510)	$(62,135)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	California Limited Fund	Florida Plus Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations —
Net investment income	$1,322,289	$1,828,283	$2,323,566	$1,576,475
Net realized gain from investment transactions and financial futures contracts	44,399	284,099	411,725	212,993
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	220,781	(60,152)	245,636	183,382
Net increase in net assets from operations	$1,587,469	$2,052,230	$2,980,927	$1,972,850
Distributions to shareholders —
From net investment income
Class A	$(1,261,454)	$(1,301,931)	$(1,692,718)	$(1,375,966)
Class B	(54,199)	(135,656)	(170,060)	(131,878)
Class C	(10,107)	(351,029)	(478,095)	(20)
Total distributions to shareholders	$(1,325,760)	$(1,788,616)	$(2,340,873)	$(1,507,864)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,203,437	$2,549,511	$6,216,998	$1,753,443
Class B	229,258	106,144	276,214	259,522
Class C	536,376	826,848	1,113,929	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	714,915	588,008	928,779	897,252
Class B	27,290	77,904	99,781	81,374
Class C	821	111,834	296,895	18
Cost of shares redeemed
Class A	(9,483,245)	(8,233,743)	(12,503,318)	(5,861,020)
Class B	(761,318)	(1,073,949)	(1,191,698)	(760,524)
Class C	—	(4,859,469)	(7,332,027)	—
Net asset value of shares exchanged
Class A	1,431,354	2,305,306	2,836,369	2,753,983
Class B	(1,431,354)	(2,305,306)	(2,836,369)	(2,753,983)
Net increase (decrease) in net assets from Fund share transactions	$467,534	$(9,906,912)	$(12,094,447)	$(3,628,935)
Net increase (decrease) in net assets	$729,243	$(9,643,298)	$(11,454,393)	$(3,163,949)
Net Assets
At beginning of year	$36,539,932	$55,455,423	$74,542,208	$43,071,681
At end of year	$37,269,175	$45,812,125	$63,087,815	$39,907,732
Accumulated undistributed net investment income included in net assets
At end of year	$4,161	$38,259	$21,006	$93,414

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2007

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations —
Net investment income	$3,437,982	$688,037	$1,929,973
Net realized gain from investment transactions and financial futures contracts	150,119	12,359	192,060
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	939,601	121,315	268,536
Net increase in net assets from operations	$4,527,702	$821,711	$2,390,569
Distributions to shareholders —
From net investment income
Class A	$(2,488,800)	$(670,838)	$(1,286,463)
Class B	(204,945)	(19,407)	(170,522)
Class C	(719,515)	(19)	(462,156)
Total distributions to shareholders	$(3,413,260)	$(690,264)	$(1,919,141)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,487,690	$3,696,670	$1,966,250
Class B	492,970	31,833	212,418
Class C	2,485,851	1,000	2,230,520
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,739,279	317,130	726,644
Class B	129,747	14,207	89,742
Class C	415,277	18	201,131
Cost of shares redeemed
Class A	(11,790,972)	(2,652,480)	(6,188,716)
Class B	(1,754,656)	(123,000)	(987,087)
Class C	(7,507,850)	—	(4,248,403)
Net asset value of shares exchanged
Class A	3,479,728	369,950	2,622,812
Class B	(3,479,728)	(369,950)	(2,622,812)
Net increase (decrease) in net assets from Fund share transactions	$2,697,336	$1,285,378	$(5,997,501)
Net increase (decrease) in net assets	$3,811,778	$1,416,825	$(5,526,073)
Net Assets
At beginning of year	$95,000,655	$18,166,331	$57,447,942
At end of year	$98,812,433	$19,583,156	$51,921,869
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,049)	$1,531	$(43,724)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class A
	Year Ended March 31,
	2008(1)		2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.410		$10.330	$10.290	$10.560		$10.540
Income (loss) from operations
Net investment income	$0.381		$0.378	$0.377	$0.377		$0.394
Net realized and unrealized gain (loss)	(0.380)		0.082	0.036	(0.274)		0.016
Total income from operations	$0.001		$0.460	$0.413	$0.103		$0.410
Less distributions
From net investment income	$(0.381)		$(0.380)	$(0.373)	$(0.373)		$(0.390)
Total distributions	$(0.381)		$(0.380)	$(0.373)	$(0.373)		$(0.390)
Net asset value — End of year	$10.030		$10.410	$10.330	$10.290		$10.560
Total Return(2)	0.00	%(3)	4.52%	4.06%	0.99%		3.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$36,615		$35,937	$33,830	$31,555		$29,957
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.85%		0.93%	0.86%	0.90	%(4)	0.88	%(4)
Expenses after custodian fee reduction	0.82%		0.90%	0.84%	0.89	%(4)	0.88	%(4)
Net investment income	3.70%		3.65%	3.64%	3.62%		3.73%
Portfolio Turnover of the Portfolio	—		—	—	13	%(5)	27	%(5)
Portfolio Turnover of the Fund	55%		32%	28%	13%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Represents less than 0.01%.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.370	$10.300	$10.260	$10.520		$10.500
Income (loss) from operations
Net investment income	$0.304	$0.303	$0.298	$0.301		$0.313
Net realized and unrealized gain (loss)	(0.372)	0.068	0.035	(0.268)		0.017
Total income (loss) from operations	$(0.068)	$0.371	$0.333	$0.033		$0.330
Less distributions
From net investment income	$(0.302)	$(0.301)	$(0.293)	$(0.293)		$(0.310)
Total distributions	$(0.302)	$(0.301)	$(0.293)	$(0.293)		$(0.310)
Net asset value — End of year	$10.000	$10.370	$10.300	$10.260		$10.520
Total Return(2)	(0.68)%	3.64%	3.28%	0.31%		3.16%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$607	$770	$2,687	$3,837		$5,844
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60%	1.68%	1.61%	1.65	%(3)	1.63	%(3)
Expenses after custodian fee reduction	1.57%	1.65%	1.59%	1.64	%(3)	1.63	%(3)
Net investment income	2.96%	2.94%	2.89%	2.90%		2.97%
Portfolio Turnover of the Portfolio	—	—	—	13	%(4)	27	%(4)
Portfolio Turnover of the Fund	55%	32%	28%	13%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund — Class C
	Year Ended March 31,			Period Ended
	2008(1)	2007(1)	2006(1)	March 31, 2005(1)(2)
Net asset value — Beginning of period	$10.050	$9.980	$9.950	$10.000
Income (loss) from operations
Net investment income	$0.294	$0.280	$0.282	$0.002
Net realized and unrealized gain (loss)	(0.361)	0.082	0.034	(0.052)
Total income (loss) from operations	$(0.067)	$0.362	$0.316	$(0.050)
Less distributions
From net investment income	$(0.293)	$(0.292)	$(0.286)	$—
Total distributions	$(0.293)	$(0.292)	$(0.286)	$—
Net asset value — End of period	$9.690	$10.050	$9.980	$9.950
Total Return(3)	(0.69)%	3.67%	3.15%	(0.01	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,449	$562	$22	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60%	1.68%	1.61%	0.00	%(4)(5)
Expenses after custodian fee reduction	1.57%	1.65%	1.59%	—
Net investment income	2.96%	2.78%	2.83%	0.00	%(4)(5)
Portfolio Turnover of the Fund	55%	32%	28%	13%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, March 23, 2005, to March 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  Represents less than 0.01%.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.280	$10.230	$10.230	$10.500		$10.480
Income (loss) from operations
Net investment income	$0.388	$0.394	$0.385	$0.387		$0.396
Net realized and unrealized gain (loss)	(0.382)	0.041	(0.005)	(0.277)		0.018
Total income from operations	$0.006	$0.435	$0.380	$0.110		$0.414
Less distributions
From net investment income	$(0.396)	$(0.385)	$(0.380)	$(0.380)		$(0.394)
Total distributions	$(0.396)	$(0.385)	$(0.380)	$(0.380)		$(0.394)
Net asset value — End of year	$9.890	$10.280	$10.230	$10.230		$10.500
Total Return(2)	0.05%	4.32%	3.76%	1.06%		3.99%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$29,297	$33,440	$36,064	$44,720		$45,088
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.92%	0.89%	0.85%	0.82	%(3)	0.82	%(3)
Expenses after custodian fee reduction	0.90%	0.87%	0.84%	0.81	%(3)	0.82	%(3)
Net investment income	3.83%	3.83%	3.74%	3.74%		3.76%
Portfolio Turnover of the Portfolio	—	—	—	8	%(4)	13	%(4)
Portfolio Turnover of the Fund	36%	18%	23%	16%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.280	$10.230	$10.230	$10.500		$10.480
Income (loss) from operations
Net investment income	$0.314	$0.317	$0.307	$0.310		$0.316
Net realized and unrealized gain (loss)	(0.385)	0.040	(0.007)	(0.280)		0.018
Total income (loss) from operations	$(0.071)	$0.357	$0.300	$0.030		$0.334
Less distributions
From net investment income	$(0.319)	$(0.307)	$(0.300)	$(0.300)		$(0.314)
Total distributions	$(0.319)	$(0.307)	$(0.300)	$(0.300)		$(0.314)
Net asset value — End of year	$9.890	$10.280	$10.230	$10.230		$10.500
Total Return(2)	(0.71)%	3.54%	2.96%	0.28%		3.22%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,256	$2,760	$5,925	$8,361		$8,944
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.67%	1.64%	1.60%	1.57	%(3)	1.57	%(3)
Expenses after custodian fee reduction	1.65%	1.62%	1.59%	1.56	%(3)	1.57	%(3)
Net investment income	3.09%	3.08%	2.98%	3.00%		3.01%
Portfolio Turnover of the Portfolio	—	—	—	8	%(4)	13	%(4)
Portfolio Turnover of the Fund	36%	18%	23%	16%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Plus Limited Fund — Class C
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.700	$9.660	$9.650	$9.910		$9.890
Income (loss) from operations
Net investment income	$0.295	$0.299	$0.291	$0.293		$0.298
Net realized and unrealized gain (loss)	(0.354)	0.031	0.004	(0.268)		0.021
Total income (loss) from operations	$(0.059)	$0.330	$0.295	$0.025		$0.319
Less distributions
From net investment income	$(0.301)	$(0.290)	$(0.285)	$(0.285)		$(0.299)
Total distributions	$(0.301)	$(0.290)	$(0.285)	$(0.285)		$(0.299)
Net asset value — End of year	$9.340	$9.700	$9.660	$9.650		$9.910
Total Return(2)	(0.63)%	3.46%	3.07%	0.19	%(3)	3.24%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,522	$9,612	$13,466	$17,467		$19,226
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.67%	1.64%	1.60%	1.57	%(4)	1.57	%(4)
Expenses after custodian fee reduction	1.65%	1.62%	1.59%	1.56	%(4)	1.57	%(4)
Net investment income	3.08%	3.09%	2.99%	3.00%		3.00%
Portfolio Turnover of the Portfolio	—	—	—	8	%(5)	13	%(5)
Portfolio Turnover of the Fund	36%	18%	23%	16%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.200	$10.110	$10.180	$10.460		$10.450
Income (loss) from operations
Net investment income	$0.371	$0.372	$0.367	$0.370		$0.384
Net realized and unrealized gain (loss)	(0.231)	0.092	(0.074)	(0.287)		0.013
Total income from operations	$0.140	$0.464	$0.293	$0.083		$0.397
Less distributions
From net investment income	$(0.370)	$(0.374)	$(0.363)	$(0.363)		$(0.387)
Total distributions	$(0.370)	$(0.374)	$(0.363)	$(0.363)		$(0.387)
Net asset value — End of year	$9.970	$10.200	$10.110	$10.180		$10.460
Total Return(2)	1.39%	4.66%	2.90%	0.79%		3.84%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$49,514	$45,300	$47,407	$48,901		$47,567
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.84%	0.84%	0.82%	0.82	%(3)	0.80	%(3)
Expenses after custodian fee reduction	0.83%	0.82%	0.81%	0.81	%(3)	0.80	%(3)
Net investment income	3.67%	3.65%	3.59%	3.59%		3.66%
Portfolio Turnover of the Portfolio	—	—	—	13	%(4)	12	%(4)
Portfolio Turnover of the Fund	14%	14%	7%	7%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.200	$10.110	$10.170	$10.450		$10.430
Income (loss) from operations
Net investment income	$0.297	$0.295	$0.289	$0.292		$0.304
Net realized and unrealized gain (loss)	(0.244)	0.092	(0.066)	(0.289)		0.022
Total income from operations	$0.053	$0.387	$0.223	$0.003		$0.326
Less distributions
From net investment income	$(0.293)	$(0.297)	$(0.283)	$(0.283)		$(0.306)
Total distributions	$(0.293)	$(0.297)	$(0.283)	$(0.283)		$(0.306)
Net asset value — End of year	$9.960	$10.200	$10.110	$10.170		$10.450
Total Return(2)	0.52%	3.87%	2.20%	0.02%		3.16%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,628	$3,648	$7,234	$10,350		$10,818
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60%	1.59%	1.57%	1.57	%(3)	1.55	%(3)
Expenses after custodian fee reduction	1.58%	1.57%	1.56%	1.56	%(3)	1.55	%(3)
Net investment income	2.94%	2.91%	2.83%	2.83%		2.91%
Portfolio Turnover of the Portfolio	—	—	—	13	%(4)	12	%(4)
Portfolio Turnover of the Fund	14%	14%	7%	7%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.770	$9.690	$9.740	$10.020		$10.010
Income (loss) from operations
Net investment income	$0.284	$0.284	$0.278	$0.280		$0.289
Net realized and unrealized gain (loss)	(0.223)	0.081	(0.057)	(0.287)		0.017
Total income (loss) from operations	$0.061	$0.365	$0.221	$(0.007)		$0.306
Less distributions
From net investment income	$(0.281)	$(0.285)	$(0.271)	$(0.273)		$(0.296)
Total distributions	$(0.281)	$(0.285)	$(0.271)	$(0.273)		$(0.296)
Net asset value — End of year	$9.550	$9.770	$9.690	$9.740		$10.020
Total Return(2)	0.63%	3.81%	2.28%	(0.14	)%(3)	3.09%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$12,995	$14,139	$19,901	$27,589		$28,195
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.60%	1.59%	1.57%	1.57	%(4)	1.55	%(4)
Expenses after custodian fee reduction	1.58%	1.57%	1.56%	1.56	%(4)	1.55	%(4)
Net investment income	2.93%	2.91%	2.84%	2.83%		2.88%
Portfolio Turnover of the Portfolio	—	—	—	13	%(5)	12	%(5)
Portfolio Turnover of the Fund	14%	14%	7%	7%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.210	$10.110	$10.100	$10.360		$10.300
Income (loss) from operations
Net investment income	$0.372	$0.392	$0.371	$0.366		$0.379
Net realized and unrealized gain (loss)	(0.298)	0.083	0.001	(0.266)		0.052
Total income from operations	$0.074	$0.475	$0.372	$0.100		$0.431
Less distributions
From net investment income	$(0.384)	$(0.375)	$(0.362)	$(0.360)		$(0.371)
Total distributions	$(0.384)	$(0.375)	$(0.362)	$(0.360)		$(0.371)
Net asset value — End of year	$9.900	$10.210	$10.110	$10.100		$10.360
Total Return(2)	0.74%	4.76%	3.74%	0.98%		4.22%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$42,612	$37,031	$37,080	$43,424		$46,192
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.91%	0.91%	0.88%	0.87	%(3)	0.84	%(3)
Interest and fee expenses(5)	0.02%	—	—	—		—
Total expenses before custodian fee reduction	0.93%	0.91%	0.88%	0.87%		0.84%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.90%	0.87%	0.86	%(3)	0.84	%(3)
Net investment income	3.69%	3.85%	3.66%	3.59%		3.66%
Portfolio Turnover of the Portfolio	—	—	—	11	%(4)	11	%(4)
Portfolio Turnover of the Fund	12%	18%	25%	14%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.210	$10.100	$10.100	$10.350		$10.290
Income (loss) from operations
Net investment income	$0.302	$0.316	$0.294	$0.290		$0.302
Net realized and unrealized gain (loss)	(0.305)	0.093	(0.009)	(0.260)		0.051
Total income (loss) from operations	$(0.003)	$0.409	$0.285	$0.030		$0.353
Less distributions
From net investment income	$(0.307)	$(0.299)	$(0.285)	$(0.280)		$(0.293)
Total distributions	$(0.307)	$(0.299)	$(0.285)	$(0.280)		$(0.293)
Net asset value — End of year	$9.900	$10.210	$10.100	$10.100		$10.350
Total Return(2)	(0.03)%	4.09%	2.85%	0.30%		3.45%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$801	$2,875	$5,992	$8,851		$10,211
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.66%	1.66%	1.63%	1.62	%(3)	1.59	%(3)
Interest and fee expense(5)	0.02%	—	—	—		—
Total expenses before custodian fee reduction	1.68%	1.66%	1.63%	1.62%		1.59%
Expenses after custodian fee reduction excluding interest and fees	1.64%	1.65%	1.62%	1.61	%(3)	1.59	%(3)
Net investment income	2.99%	3.11%	2.91%	2.84%		2.91%
Portfolio Turnover of the Portfolio	—	—	—	11	%(4)	11	%(4)
Portfolio Turnover of the Fund	12%	18%	25%	14%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of Portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund — Class C
	Year Ended March 31, 2008(1)	Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$10.210	$10.110
Income (loss) from operations
Net investment income	$0.289	$0.210
Net realized and unrealized gain (loss)	(0.282)	0.089
Total income from operations	$0.007	$0.299
Less distributions
From net investment income	$(0.307)	$(0.199)
Total distributions	$(0.307)	$(0.199)
Net asset value — End of period	$9.910	$10.210
Total Return(3)	0.08%	2.84	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$144	$1
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.64%	1.63	%(4)
Interest and fee expense(7)	0.02%	—
Total expenses before custodian fee reduction	1.66%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.61%	1.62	%(4)
Net investment income	2.87%	3.09	%(4)
Portfolio Turnover of the Fund	12%	18	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  For the Fund's fiscal year ended March 31, 2007.

(6)  Not annualized.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.600	$10.480	$10.540	$10.850		$10.770
Income (loss) from operations
Net investment income	$0.402	$0.395	$0.388	$0.394		$0.400
Net realized and unrealized gain (loss)	(0.405)	0.118	(0.059)	(0.315)		0.081
Total income (loss) from operations	$(0.003)	$0.513	$0.329	$0.079		$0.481
Less distributions
From net investment income	$(0.397)	$(0.393)	$(0.389)	$(0.389)		$(0.401)
Total distributions	$(0.397)	$(0.393)	$(0.389)	$(0.389)		$(0.401)
Net asset value — End of year	$10.200	$10.600	$10.480	$10.540		$10.850
Total Return(2)	(0.03)%	4.97%	3.15%	0.73%		4.51%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$71,401	$72,201	$59,546	$62,843		$67,711
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.82%	0.82%	0.80	%(4)	0.79	%(4)
Interest and fee expense(3)	0.01%	0.02%	—	—		—
Total expenses before custodian fee reduction	0.83%	0.84%	0.82%	0.80	%(4)	0.79	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.81%	0.81%	0.80	%(4)	0.79	%(4)
Net investment income	3.85%	3.73%	3.67%	3.69%		3.69%
Portfolio Turnover of the Portfolio	—	—	—	7	%(5)	20	%(5)
Portfolio Turnover of the Fund	14%	22%	22%	12%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.590	$10.470	$10.530	$10.840		$10.760
Income (loss) from operations
Net investment income	$0.324	$0.317	$0.308	$0.314		$0.318
Net realized and unrealized gain (loss)	(0.406)	0.117	(0.061)	(0.317)		0.081
Total income (loss) from operations	$(0.082)	$0.434	$0.247	$(0.003)		$0.399
Less distributions
From net investment income	$(0.318)	$(0.314)	$(0.307)	$(0.307)		$(0.319)
Total distributions	$(0.318)	$(0.314)	$(0.307)	$(0.307)		$(0.319)
Net asset value — End of year	$10.190	$10.590	$10.470	$10.530		$10.840
Total Return(2)	(0.79)%	4.19%	2.36%	(0.03)%		3.73%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$2,017	$4,457	$8,978	$12,518		$15,389
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.56%	1.57%	1.55	%(4)	1.54	%(4)
Interest and fee expense(3)	0.01%	0.02%	—	—		—
Total expenses before custodian fee reduction	1.58%	1.58%	1.57%	1.55	%(4)	1.54	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.57%	1.56%	1.55	%(4)	1.54	%(4)
Net investment income	3.10%	3.00%	2.92%	2.94%		2.93%
Portfolio Turnover of the Portfolio	—	—	—	7	%(5)	20	%(5)
Portfolio Turnover of the Fund	14%	22%	22%	12%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund — Class C
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.070	$9.960	$10.020	$10.310		$10.230
Income (loss) from operations
Net investment income	$0.308	$0.301	$0.294	$0.299		$0.301
Net realized and unrealized gain (loss)	(0.385)	0.107	(0.062)	(0.299)		0.081
Total income (loss) from operations	$(0.077)	$0.408	$0.232	$—		$0.382
Less distributions
From net investment income	$(0.303)	$(0.298)	$(0.292)	$(0.290)		$(0.302)
Total distributions	$(0.303)	$(0.298)	$(0.292)	$(0.290)		$(0.302)
Net asset value — End of year	$9.690	$10.070	$9.960	$10.020		$10.310
Total Return(2)	(0.78)%	4.14%	2.32%	(0.07	)%(3)	3.76%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$23,844	$22,155	$26,477	$36,837		$42,627
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.56%	1.57%	1.55	%(5)	1.54	%(5)
Interest and fee expense(4)	0.01%	0.02%	—	—		—
Total expenses before custodian fee reduction	1.58%	1.58%	1.57%	1.55	%(5)	1.54	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56%	1.57%	1.56%	1.55	%(5)	1.54	%(5)
Net investment income	3.10%	3.00%	2.92%	2.94%		2.92%
Portfolio Turnover of the Portfolio	—	—	—	7	%(6)	20	%(6)
Portfolio Turnover of the Fund	14%	22%	22%	12%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1I).

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.680	$9.620	$9.740	$10.020		$10.010
Income (loss) from operations
Net investment income	$0.350	$0.349	$0.346	$0.363		$0.361
Net realized and unrealized gain (loss)	(0.259)	0.061	(0.104)	(0.293)		0.014
Total income from operations	$0.091	$0.410	$0.242	$0.070		$0.375
Less distributions
From net investment income	$(0.351)	$(0.350)	$(0.362)	$(0.350)		$(0.365)
Total distributions	$(0.351)	$(0.350)	$(0.362)	$(0.350)		$(0.365)
Net asset value — End of year	$9.420	$9.680	$9.620	$9.740		$10.020
Total Return(2)	0.96%	4.33%	2.50%	0.70%		3.80%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$19,394	$19,144	$17,286	$16,783		$20,404
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.02%	1.03%	1.04%	1.05	%(3)	0.99	%(3)
Expenses after custodian fee reduction	1.00%	0.99%	1.02%	1.04	%(3)	0.99	%(3)
Net investment income	3.65%	3.60%	3.55%	3.68%		3.61%
Portfolio Turnover of the Portfolio	—	—	—	6	%(4)	28	%(4)
Portfolio Turnover of the Fund	13%	10%	13%	7%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.670	$9.610	$9.730	$10.010		$10.000
Income (loss) from operations
Net investment income	$0.280	$0.278	$0.274	$0.289		$0.286
Net realized and unrealized gain (loss)	(0.262)	0.059	(0.109)	(0.294)		0.017
Total income (loss) from operations	$0.018	$0.337	$0.165	$(0.005)		$0.303
Less distributions
From net investment income	$(0.278)	$(0.277)	$(0.285)	$(0.275)		$(0.293)
Total distributions	$(0.278)	$(0.277)	$(0.285)	$(0.275)		$(0.293)
Net asset value — End of year	$9.410	$9.670	$9.610	$9.730		$10.010
Total Return(2)	0.19%	3.56%	1.73%	(0.05)%		3.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$111	$438	$880	$2,159		$2,623
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.77%	1.78%	1.79%	1.80	%(3)	1.74	%(3)
Expenses after custodian fee reduction	1.75%	1.74%	1.77%	1.79	%(3)	1.74	%(3)
Net investment income	2.92%	2.88%	2.81%	2.94%		2.86%
Portfolio Turnover of the Portfolio	—	—	—	6	%(4)	28	%(4)
Portfolio Turnover of the Fund	13%	10%	13%	7%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund — Class C
	Year Ended March 31, 2008(1)	Period Ended March 31, 2007(1)(2)
Net asset value — Beginning of period	$9.670	$9.600
Income (loss) from operations
Net investment income	$0.274	$0.182
Net realized and unrealized gain (loss)	(0.266)	0.072
Total income from operations	$0.008	$0.254
Less distributions
From net investment income	$(0.278)	$(0.184)
Total distributions	$(0.278)	$(0.184)
Net asset value — End of period	$9.400	$9.670
Total Return(3)	0.08%	2.53	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$131	$1
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.77%	1.78	%(4)
Expenses after custodian fee reduction	1.75%	1.74	%(4)
Net investment income	2.88%	2.81	%(4)
Portfolio Turnover	13%	10	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  For the Fund's fiscal year ended March 31, 2007.

(6)  Not annualized.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.360	$10.270	$10.280	$10.550		$10.470
Income (loss) from operations
Net investment income	$0.393	$0.396	$0.394	$0.402		$0.406
Net realized and unrealized gain (loss)	(0.327)	0.087	(0.004)	(0.272)		0.084
Total income from operations	$0.066	$0.483	$0.390	$0.130		$0.490
Less distributions
From net investment income	$(0.396)	$(0.393)	$(0.400)	$(0.400)		$(0.410)
Total distributions	$(0.396)	$(0.393)	$(0.400)	$(0.400)		$(0.410)
Net asset value — End of year	$10.030	$10.360	$10.270	$10.280		$10.550
Total Return(2)	0.64%	4.78%	3.84%	1.25%		4.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$39,272	$33,998	$34,592	$33,611		$35,175
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.88%	0.88%	0.87%	0.88	%(3)	0.85	%(3)
Expenses after custodian fee reduction	0.85%	0.86%	0.85%	0.87	%(3)	0.85	%(3)
Net investment income	3.84%	3.83%	3.82%	3.86%		3.85%
Portfolio Turnover of the Portfolio	—	—	—	0	%(4)	8	%(4)
Portfolio Turnover of the Fund	12%	11%	22%	6%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$10.360	$10.270	$10.280	$10.550		$10.460
Income (loss) from operations
Net investment income	$0.318	$0.319	$0.317	$0.323		$0.327
Net realized and unrealized gain (loss)	(0.329)	0.087	(0.005)	(0.273)		0.093
Total income (loss) from operations	$(0.011)	$0.406	$0.312	$0.050		$0.420
Less distributions
From net investment income	$(0.319)	$(0.316)	$(0.322)	$(0.320)		$(0.330)
Total distributions	$(0.319)	$(0.316)	$(0.322)	$(0.320)		$(0.330)
Net asset value — End of year	$10.030	$10.360	$10.270	$10.280		$10.550
Total Return(2)	(0.11)%	4.01%	3.06%	0.48%		4.04%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,159	$3,714	$6,962	$8,957		$10,273
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.63%	1.62%	1.63	%(3)	1.60	%(3)
Expenses after custodian fee reduction	1.60%	1.61%	1.60%	1.62	%(3)	1.60	%(3)
Net investment income	3.10%	3.08%	3.07%	3.11%		3.10%
Portfolio Turnover of the Portfolio	—	—	—	0	%(4)	8	%(4)
Portfolio Turnover of the Fund	12%	11%	22%	6%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(4)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Year Ended March 31,
	2008(1)	2007(1)	2006(1)	2005(1)		2004(1)
Net asset value — Beginning of year	$9.820	$9.740	$9.750	$10.000		$9.910
Income (loss) from operations
Net investment income	$0.301	$0.302	$0.300	$0.307		$0.308
Net realized and unrealized gain (loss)	(0.308)	0.078	(0.006)	(0.257)		0.091
Total income (loss) from operations	$(0.007)	$0.380	$0.294	$0.050		$0.399
Less distributions
From net investment income	$(0.303)	$(0.300)	$(0.304)	$(0.300)		$(0.309)
Total distributions	$(0.303)	$(0.300)	$(0.304)	$(0.300)		$(0.309)
Net asset value — End of year	$9.510	$9.820	$9.740	$9.750		$10.000
Total Return(2)	(0.08)%	3.95%	3.05%	0.44	%(3)	4.06%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,427	$14,209	$15,894	$16,670		$21,398
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.63%	1.63%	1.62%	1.63	%(4)	1.60	%(4)
Expenses after custodian fee reduction	1.60%	1.61%	1.60%	1.62	%(4)	1.60	%(4)
Net investment income	3.10%	3.08%	3.07%	3.12%		3.08%
Portfolio Turnover of the Portfolio	—	—	—	0	%(5)	8	%(5)
Portfolio Turnover of the Fund	12%	11%	22%	6%		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Plus Limited Maturity Municipals Fund (formerly, Eaton Vance Florida Limited Maturity Municipals Fund) (Florida Plus Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state, if applicable, or local income or other taxes with limited principal fluctuation. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date
California Limited	$46,725	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

	176,040	March 31, 2015

	146,189	March 31, 2016

Florida Plus Limited	175,227	March 31, 2011

	995,128	March 31, 2013

	25,590	March 31, 2015

Massachusetts Limited	398,029	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

	25,938	March 31, 2014

	103,860	March 31, 2016

New Jersey Limited	129,576	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited	144,635	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

	97,867	March 31, 2015

	394,181	March 31, 2016

Ohio Limited	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

	19,117	March 31, 2014

	37,955	March 31, 2015

	67,546	March 31, 2016

Pennsylvania Limited	35,624	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

	29,139	March 31, 2015

	107,086	March 31, 2016

During the year ended March 31, 2008, capital loss carryforwards of $77,739 and $15,353 were utilized to offset net realized gains by the Florida Plus Limited Fund and New Jersey Limited Fund, respectively.

Additionally, at March 31, 2008, the California Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund had net capital losses of $336,093, $845,125, $491,143, $1,285,348, $280,884 and $731,982, respectively, attributable to security transactions incurred after October 31, 2007. These capital losses are treated as arising on the first day of the Fund's taxable year ending March 31, 2009.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds' liability with respect to Floating Rate Notes is recorded as incurred. At March 31, 2008, the Funds had no Floating Rate Notes outstanding.

The Funds' investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from a legal borrowing of the Funds to which the policies apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds' investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

  2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions declared for the years ended March 31, 2008 and March 31, 2007 were as follows:

Year Ended 3/31/08	California Limited	Florida Plus Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,468,078	$1,540,593	$2,186,263	$1,514,755	$3,461,672	$733,718	$1,938,893
Ordinary income	$—	$20,895	$—	$—	$—	$—	$—
Year Ended 3/31/07	California Limited	Florida Plus Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Distributions declared from:
Tax-exempt income	$1,325,760	$1,788,616	$2,335,207	$1,507,864	$3,413,105	$690,264	$1,919,141
Ordinary income	—	—	$5,666	—	$155	—	—

During the year ended March 31, 2008, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount:

	California Limited	Florida Plus Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Increase (decrease): Accumulated net realized gain (loss)	$2,337	$(14,918)	$72,080	$9,253	$12,930	$(93)	$4,570
Accumulated undistributed net investment income	$(2,337)	$14,918	$(72,080)	$(9,253)	$(12,930)	$93	$(4,570)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2008, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Limited	Florida Plus Limited	Massachusetts Limited	New Jersey Limited	New York Limited	Ohio Limited	Pennsylvania Limited
Undistributed income	$56,712	$78,640	$60,784	$102,195	$128,597	$29,023	$14,277
Capital loss carryforward and post October losses	$(1,103,368)	$(1,195,945)	$(3,103,600)	$(1,647,642)	$(3,927,899)	$(1,296,556)	$(2,472,588)
Net unrealized appreciation	$560,538	$214,870	$1,854,874	$1,240,990	$1,517,983	$700,687	$1,555,691
Other temporary differences	$(55,461)	$(56,810)	$(84,578)	$(62,857)	$(137,801)	$(29,533)	$(76,413)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to accretion of market discount, futures contracts, and the timing of recognizing distributions to shareholders.

  3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the year ended March 31, 2008, advisory fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

Fund	Amount	Effective Annual Rate
California Limited	$173,877	0.44%
Florida Plus Limited	185,879	0.44%
Massachusetts Limited	273,953	0.43%
New Jersey Limited	175,330	0.44%
New York Limited	421,846	0.44%
Ohio Limited	88,265	0.44%
Pennsylvania Limited	234,165	0.44%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), the Funds' principal underwriter and an affiliate of EVM, receives a portion of the sales charge on sales of Class A shares of the Funds. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2008 were as follows:

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
California Limited	$565	$1,134
Florida Plus Limited	909	1,161
Massachusetts Limited	1,834	4,915

Fund	EVM's Sub-Transfer Agent Fees	EVD's Class A Sales Charges
New Jersey Limited	$1,139	$2,978
New York Limited	2,510	3,538
Ohio Limited	456	1,638
Pennsylvania Limited	1,511	1,470

Except for Trustees of the Funds who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

  4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2008 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees
California Limited	$57,756
Florida Plus Limited	47,151
Massachusetts Limited	71,088
New Jersey Limited	57,523
New York Limited	106,778
Ohio Limited	29,754
Pennsylvania Limited	56,061

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3.5% for Ohio Limited Fund) and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended March 31, 2008, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund's Class B and Class C shares:

Fund	Class B Distribution Fees	Class C Distribution Fees
California Limited	$4,799	$5,831
Florida Plus Limited	12,512	66,815
Massachusetts Limited	18,319	102,462
New Jersey Limited	13,378	513
New York Limited	19,777	166,175
Ohio Limited	1,620	225
Pennsylvania Limited	16,113	102,596

At March 31, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C
California Limited	$512,000	$103,000
Florida Plus Limited	975,000	9,442,000
Massachusetts Limited	544,000	4,712,000
New Jersey Limited	534,000	9,000
New York Limited	812,000	5,810,000
Ohio Limited	845,000	2,000
Pennsylvania Limited	357,000	5,741,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended March 31, 2008 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees
California Limited	$960	$1,166
Florida Plus Limited	2,502	13,363
Massachusetts Limited	3,664	20,492
New Jersey Limited	2,676	102
New York Limited	3,955	33,235
Ohio Limited	324	45
Pennsylvania Limited	3,223	20,519

  5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended March 31, 2008, the Funds were informed that EVD received approximately

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C
California Limited	$50	$900	$3,000
Florida Plus Limited	10,000	7,000	2,000
Massachusetts Limited	5,000	3,000	20
New Jersey Limited	5	4,000	—
New York Limited	800	3,000	5,000
Ohio Limited	200	700	—
Pennsylvania Limited	40	2,000	2,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2008 were as follows:

Fund	Purchases	Sales
California Limited	$22,874,981	$21,193,832
Florida Plus Limited	14,804,022	20,551,076
Massachusetts Limited	8,867,609	9,152,209
New Jersey Limited	9,229,081	4,937,139
New York Limited	13,535,555	14,107,879
Ohio Limited	2,456,370	2,553,477
Pennsylvania Limited	8,378,155	6,113,439

7  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	2,016,272	885,242
Issued to shareholders electing to receive payments of distributions in Fund shares	58,409	68,920
Redemptions	(1,918,785)	(913,214)
Exchange from Class B shares	41,894	137,628
Net increase	197,790	178,576

	Year Ended March 31,
Class B	2008	2007
Sales	43,627	22,186
Issued to shareholders electing to receive payments of distributions in Fund shares	915	2,642
Redemptions	(16,028)	(73,487)
Exchange to Class A shares	(42,017)	(138,016)
Net decrease	(13,503)	(186,675)
	Year Ended March 31,
Class C	2008	2007
Sales	180,673	53,588
Issued to shareholders electing to receive payments of distributions in Fund shares	863	82
Redemptions	(87,978)	—
Net increase	93,558	53,670
Florida Plus Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	370,678	247,633
Issued to shareholders electing to receive payments of distributions in Fund shares	63,755	57,258
Redemptions	(890,150)	(800,980)
Exchange from Class B shares	165,022	224,172
Net decrease	(290,695)	(271,917)
	Year Ended March 31,
Class B	2008	2007
Sales	88,494	10,293
Issued to shareholders electing to receive payments of distributions in Fund shares	3,208	7,589
Redemptions	(68,308)	(104,429)
Exchange to Class A shares	(164,923)	(224,112)
Net decrease	(141,529)	(310,659)

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Florida Plus Limited Fund (continued)
	Year Ended March 31,
Class C	2008	2007
Sales	163,733	85,336
Issued to shareholders electing to receive payments of distributions in Fund shares	11,775	11,532
Redemptions	(253,409)	(500,722)
Net decrease	(77,901)	(403,854)
Massachusetts Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	1,610,174	609,858
Issued to shareholders electing to receive payments of distributions in Fund shares	109,447	91,267
Redemptions	(1,357,397)	(1,226,636)
Exchange from Class B shares	166,127	277,608
Net increase (decrease)	528,351	(247,903)
	Year Ended March 31,
Class B	2008	2007
Sales	18,157	27,178
Issued to shareholders electing to receive payments of distributions in Fund shares	4,325	9,818
Redemptions	(50,671)	(117,194)
Exchange to Class A shares	(166,156)	(277,816)
Net decrease	(194,345)	(358,014)
	Year Ended March 31,
Class C	2008	2007
Sales	146,203	114,101
Issued to shareholders electing to receive payments of distributions in Fund shares	27,564	30,463
Redemptions	(259,219)	(752,323)
Net decrease	(85,452)	(607,759)

New Jersey Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	1,185,717	172,350
Issued to shareholders electing to receive payments of distributions in Fund shares	92,752	88,084
Redemptions	(759,245)	(574,341)
Exchange from Class B shares	158,879	270,340
Net increase (decrease)	678,103	(43,567)
	Year Ended March 31,
Class B	2008	2007
Sales	11,520	25,653
Issued to shareholders electing to receive payments of distributions in Fund shares	3,599	7,995
Redemptions	(56,878)	(74,738)
Exchange to Class A shares	(158,871)	(270,363)
Net decrease	(200,630)	(311,453)
	Year Ended March 31,
Class C	2008	2007(1)
Sales	14,275	99
Issued to shareholders electing to receive payments of distributions in Fund shares	184	2
Net increase	14,459	101
New York Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	1,854,466	1,754,360
Issued to shareholders electing to receive payments of distributions in Fund shares	192,043	164,485
Redemptions	(2,115,985)	(1,116,146)
Exchange from Class B shares	258,119	328,644
Net increase	188,643	1,131,343

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

New York Limited Fund (continued)
	Year Ended March 31,
Class B	2008	2007
Sales	61,091	46,875
Issued to shareholders electing to receive payments of distributions in Fund shares	4,984	12,301
Redemptions	(30,769)	(166,834)
Exchange to Class A shares	(258,235)	(328,737)
Net decrease	(222,929)	(436,395)
	Year Ended March 31,
Class C	2008	2007
Sales	704,481	247,041
Issued to shareholders electing to receive payments of distributions in Fund shares	40,174	41,346
Redemptions	(484,217)	(746,861)
Net increase (decrease)	260,438	(458,474)
Ohio Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	457,764	382,699
Issued to shareholders electing to receive payments of distributions in Fund shares	38,746	32,780
Redemptions	(447,253)	(273,939)
Exchange from Class B shares	33,096	38,263
Net increase	82,353	179,803
	Year Ended March 31,
Class B	2008	2007
Sales	3,800	3,299
Issued to shareholders electing to receive payments of distributions in Fund shares	519	1,472
Redemptions	(4,720)	(12,738)
Exchange to Class A shares	(33,128)	(38,315)
Net decrease	(33,529)	(46,282)

	Year Ended March 31,
Class C	2008	2007(1)
Sales	18,226	104
Issued to shareholders electing to receive payments of distributions in Fund shares	76	2
Redemptions	(4,477)	—
Net increase	13,825	106
Pennsylvania Limited Fund
	Year Ended March 31,
Class A	2008	2007
Sales	985,042	189,884
Issued to shareholders electing to receive payments of distributions in Fund shares	74,547	70,290
Redemptions	(618,786)	(598,714)
Exchange from Class B shares	193,922	253,116
Net increase (decrease)	634,725	(85,424)
	Year Ended March 31,
Class B	2008	2007
Sales	3,389	20,630
Issued to shareholders electing to receive payments of distributions in Fund shares	4,024	8,684
Redemptions	(56,469)	(95,404)
Exchange to Class A shares	(193,901)	(253,007)
Net decrease	(242,957)	(319,097)
	Year Ended March 31,
Class C	2008	2007
Sales	301,201	227,581
Issued to shareholders electing to receive payments of distributions in Fund shares	17,952	20,524
Redemptions	(353,647)	(433,177)
Net decrease	(34,494)	(185,072)

(1)  Class C of the New Jersey Limited Fund and Ohio Limited Fund commenced operations on August 1, 2006.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

California Limited Fund
Aggregate cost	$37,560,903
Gross unrealized appreciation	$1,066,216
Gross unrealized depreciation	(505,678)
Net unrealized appreciation	$560,538
Florida Plus Limited Fund
Aggregate cost	$38,345,817
Gross unrealized appreciation	$713,261
Gross unrealized depreciation	(498,391)
Net unrealized appreciation	$214,870
Massachusetts Limited Fund
Aggregate cost	$61,519,820
Gross unrealized appreciation	$2,414,664
Gross unrealized depreciation	(559,790)
Net unrealized appreciation	$1,854,874
New Jersey Limited Fund
Aggregate cost	$41,237,974
Gross unrealized appreciation	$1,571,798
Gross unrealized depreciation	(330,808)
Net unrealized appreciation	$1,240,990
New York Limited Fund
Aggregate cost	$94,176,036
Gross unrealized appreciation	$2,663,763
Gross unrealized depreciation	(1,145,780)
Net unrealized appreciation	$1,517,983

Ohio Limited Fund
Aggregate cost	$18,674,609
Gross unrealized appreciation	$867,736
Gross unrealized depreciation	(167,049)
Net unrealized appreciation	$700,687
Pennsylvania Limited Fund
Aggregate cost	$51,689,388
Gross unrealized appreciation	$2,057,707
Gross unrealized depreciation	(502,016)
Net unrealized appreciation	$1,555,691

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the year ended March 31, 2008.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2008 is as follows:

Futures Contracts

Fund	Expiration Dates	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
California Limited	6/08	68 U.S. Treasury Bond	Short	$(7,810,731)	$(8,078,188)	$(267,457)
Florida Plus Limited	6/08	40 U.S. Treasury Bond	Short	$(4,582,047)	$(4,751,875)	$(169,828)
Massachusetts Limited	6/08	41 U.S. Treasury Note	Short	$(4,739,200)	$(4,877,078)	$(137,878)
	6/08	78 U.S. Treasury Bond	Short	$(8,992,618)	$(9,266,157)	$(273,539)
New Jersey Limited	6/08	67 U.S. Treasury Bond	Short	$(7,674,930)	$(7,959,391)	$(284,461)
New York Limited	6/08	94 U.S. Treasury Note	Short	$(10,865,483)	$(11,181,594)	$(316,111)
	6/08	99 U.S. Treasury Bond	Short	$(11,434,207)	$(11,760,890)	$(326,683)
Ohio Limited	6/08	25 U.S. Treasury Note	Short	$(2,889,756)	$(2,973,828)	$(84,072)
	6/08	14 U.S. Treasury Bond	Short	$(1,618,124)	$(1,663,157)	$(45,033)
Pennsylvania Limited	6/08	40 U.S. Treasury Note	Short	$(4,623,609)	$(4,758,125)	$(134,516)
	6/08	49 U.S. Treasury Bond	Short	$(5,628,321)	$(5,821,047)	$(192,726)

At March 31, 2008, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

12  Name Change

Effective January 1, 2008, the name of the Florida Plus Limited Fund was changed from Eaton Vance Florida Limited Maturity Municipals Fund. In connection with this change, the Fund's investment policy that at least 65% of its total assets normally will be invested in municipal obligations issued by the State of Florida or its political subdivisions, agencies, authorities and instrumentalities was eliminated.

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Investment Trust and the Shareholders of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Plus Limited Maturity Municipals Fund (formerly Eaton Vance Florida Limited Maturity Municipals Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Plus Limited Maturity Municipals Fund (formerly Eaton Vance Florida Limited Maturity Municipals Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively the "Funds") (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Plus Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2008

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2008

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2009 will show the tax status of all distributions paid to your account in calendar 2008. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

California Limited Maturity Municipals Fund	100.00%
Florida Plus Limited Maturity Municipals Fund	98.66%
Massachusetts Limited Maturity Municipals Fund	100.00%
New Jersey Limited Maturity Municipals Fund	100.00%
New York Limited Maturity Municipals Fund	100.00%
Ohio Limited Maturity Municipals Fund	100.00%
Pennsylvania Limited Maturity Municipals Fund	100.00%

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance California Limited Maturity Municipals Fund

•  Eaton Vance Florida Plus Limited Maturity Municipals Fund

•  Eaton Vance Massachusetts Limited Maturity Municipals Fund

•  Eaton Vance New Jersey Limited Maturity Municipals Fund

•  Eaton Vance New York Limited Maturity Municipals Fund

•  Eaton Vance Ohio Limited Maturity Municipals Fund

•  Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreements for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as "management fees"). As part of its review, the Board considered each Fund's management fee and total expense ratio for the one year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Date of Birth	Position(s) Name and Trust	Term of Office and with the Service	Length of During Past Five Years	Number of Portfolios in Fund Complex Principal Occupation(s) Trustee(1)	Overseen By Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 177 registered investment companies and 5 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV which are affiliates of the Trust	177	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	177	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2006-2007).	177	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	177	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	177	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	Chairman (since 2007) and President, Chief Executive Officer and a Director (since 2003) of Asset Management Finance Corp. (a specialty finance company serving the investment management industry). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	177	None

Eaton Vance Limited Maturity Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Date of Birth	Position(s) Name and Trust	Term of Office and with the Service	Length of During Past Five Years	Number of Portfolios in Fund Complex Principal Occupation(s) Trustee(1)	Overseen By Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	177	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	177	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	177	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

John E. Pelletier 6/24/64	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Previously, Chief Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004) of Natixis Global Associates. Officer of 177 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained, without charge, on Eaton Vance's website at www.eatonvance.com, or by calling 1-800-225-6265.

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-5/08  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Plus Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance National Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following tables present the aggregate fees billed to each Fund for the Funds’ respective fiscal years ended March 31, 2007 and March 31, 2008 by the Funds’ principal accountant for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$23,680	$25,320

Audit-Related Fees(1)	$0	0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$29

Total	$30,960	$32,884

Eaton Vance Florida Plus Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$26,310	$27,950

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$33

Total	$33,590	$35,518

Eaton Vance Massachusetts Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$28,030	$29,670

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$48

Total	$35,310	$37,253

Eaton Vance National Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$44,000	$46,390

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$418

Total	$51,280	$54,343

Eaton Vance New Jersey Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$27,110	$28,750

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$30

Total	$34,390	$36,315

Eaton Vance New York Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$30,810	$32,450

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,7280	$7,535

All Other Fees(3)	$0	$74

Total	$38,090	$40,059

Eaton Vance Ohio Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$21,780	$23,670

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$16

Total	$29,060	$31,221

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

Fiscal Years Ended	03/31/2007	03/31/2008

Audit Fees	$26,310	$27,950

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,280	$7,535

All Other Fees(3)	$0	$39

Total	$33,590	$35,524

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds, comprising all of the series of the Trust, have the same fiscal year end (March 31).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each series.

Fiscal Years Ended	3/31/07	3/31/08

Audit Fees	$228,030	$242,150

Audit-Related Fees(1)	0	0

Tax Fees(2)	$58,240	$60,280

All Other Fees(3)	0	$686

Total	$286,270	$303,116

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended March 31, 2007 and March 31, 2008, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of Funds by their principal accountant for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by “D&T” for the last two fiscal years of each Fund.

Fiscal Years Ended	3/31/07	3/31/08

Registrant(1)	$58,240	$60,280

Eaton Vance(2)	$63,500	$295,569

(1)	Includes all of the Series of the Trust.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 12, 2008

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 12, 2008